UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class I
Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBCX	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	NTCCX	FYMNX
Nuveen Nebraska Municipal Bond Fund	FNTAX	NAAFX	FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NAFOX	FORCX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.
As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.
Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices
For Shareholders of
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Minnesota Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	2/25/94	0.47%	1.32%	3.39%	3.09%	0.79%
Class A Shares at maximum Offering Price	2/25/94	(2.55)%	(1.72)%	2.78%	2.77%	—
S&P Municipal Bond Intermediate Index[1]	—	0.44%	1.49%	4.03%	3.57%	—
Lipper Other States Intermediate Municipal Debt Funds Classification Average	—	0.17%	0.70%	2.97%	2.53%	—
Class I Shares	2/25/94	0.56%	1.50%	3.59%	3.30%	0.59%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.08%	0.53%	2.56%	2.23%	1.59%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Nuveen Minnesota Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	7/11/88	0.74%	1.96%	4.16%	4.09%	0.77%
Class A Shares at maximum Offering Price	7/11/88	(3.48)%	(2.32)%	3.26%	3.64%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Minnesota Index[1]	—	0.60%	1.69%	3.83%	3.55%	—
Lipper Minnesota Municipal Debt Funds Classification Average	—	0.50%	1.67%	3.51%	3.24%	—
Class I Shares	8/01/97	0.85%	2.17%	4.38%	4.30%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.35%	1.16%	3.34%	3.20%	1.57%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Nebraska Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	2/28/01	0.58%	1.02%	3.69%	3.51%	0.88%	0.87%
Class A Shares at maximum Offering Price	2/28/01	(3.67)%	(3.24)%	2.80%	3.06%	—	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—	—
S&P Municipal Bond Nebraska Index[1]	—	0.50%	1.17%	4.05%	3.90%	—	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—	—
Class I Shares	2/28/01	0.69%	1.23%	3.90%	3.72%	0.68%	0.67%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class C Shares	2/10/14	0.26%	0.29%	2.87%	2.75%	1.68%	1.67%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2023, so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing or portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that time without the approval of the Board of Directors of the Fund.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Nuveen Oregon Intermediate Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	2/01/99	0.20%	0.75%	3.31%	2.73%	0.80%
Class A Shares at maximum Offering Price	2/01/99	(2.80)%	(2.26)%	2.68%	2.41%	—
S&P Municipal Bond Intermediate Index[1]	—	0.44%	1.49%	4.03%	3.57%	—
Lipper Other States Intermediate Municipal Debt Funds Classification Average	—	0.17%	0.70%	2.97%	2.53%	—
Class I Shares	8/08/97	0.31%	0.88%	3.51%	2.93%	0.60%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	(0.20)%	(0.14)%	2.47%	1.96%	1.60%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Yields    as of November 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium and discount.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.65%	0.91%	1.88%
SEC 30-Day Yield[2]	0.68%	(0.09)%	0.90%
Taxable-Equivalent Yield(50.7%)[3,4]	1.38%	N/A	1.82%
Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.66%	0.94%	1.94%
SEC 30-Day Yield	0.91%	0.16%	1.15%
Taxable-Equivalent Yield(50.7%)[3]	1.84%	0.32%	2.33%

Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.45%	0.70%	1.73%
SEC 30-Day Yield - Subsidized[2]	0.55%	(0.22)%	0.77%
SEC 30-Day Yield - Unsubsidized[2]	0.01%	(0.00)%	0.01%
Taxable-Equivalent Yield - Subsidized(47.6%)[3,4]	1.03%	N/A	1.44%
Taxable-Equivalent Yield - Unsubsidized(47.6%)[3,4]	1.12%	N/A	1.49%
Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.48%	0.74%	1.74%
SEC 30-Day Yield[2]	0.30%	(0.47)%	0.51%
Taxable-Equivalent Yield(50.7%)[3,4]	0.61%	N/A	1.03%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
4         The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.

Holding Summaries    as of November 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Minnesota Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.4%
Short-Term Municipal Bonds	0.4%
Other Assets Less Liabilities	1.2%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Minnesota	99.3%
Guam	0.4%
Puerto Rico	0.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	32.0%
Education and Civic Organizations	15.6%
Health Care	14.4%
Tax Obligation/Limited	11.0%
Long-Term Care	10.0%
Transportation	6.7%
Other	10.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.5%
AAA	17.9%
AA	33.2%
A	20.7%
BBB	4.1%
BB or Lower	4.3%
N/R (not rated)	15.3%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Minnesota Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.6%
Short-Term Municipal Bonds	1.2%
Other Assets Less Liabilities	1.2%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Minnesota	98.1%
Puerto Rico	1.7%
Guam	0.2%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	32.4%
Health Care	16.7%
Education and Civic Organizations	14.7%
Tax Obligation/Limited	11.1%
Utilities	8.6%
Long-Term Care	8.1%
Transportation	5.4%
Other	3.0%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.4%
AAA	20.3%
AA	31.4%
A	24.2%
BBB	3.4%
BB or Lower	6.4%
N/R (not rated)	12.9%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Nebraska Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	93.0%
Other Assets Less Liabilities	7.0%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Nebraska	90.4%
Puerto Rico	3.3%
Guam	2.7%
Arizona	1.0%
Washington	0.9%
Ohio	0.8%
Indiana	0.4%
Wisconsin	0.2%
California	0.2%
Hawaii	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	32.1%
Utilities	26.0%
Education and Civic Organizations	10.0%
U.S. Guaranteed	9.7%
Health Care	6.9%
Transportation	5.6%
Tax Obligation/Limited	5.1%
Other	4.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	9.7%
AAA	4.1%
AA	54.4%
A	24.2%
BBB	3.2%
BB or Lower	1.8%
N/R (not rated)	2.6%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Nebraska personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Oregon Intermediate Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.0%
Other Assets Less Liabilities	3.0%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Oregon	95.2%
Guam	2.4%
Puerto Rico	2.4%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	43.8%
Health Care	12.9%
U.S. Guaranteed	11.0%
Utilities	9.1%
Tax Obligation/Limited	8.8%
Other	14.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	6.7%
AAA	8.8%
AA	58.9%
A	14.6%
BBB	3.3%
BB or Lower	1.8%
N/R (not rated)	5.9%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Oregon personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2021.
The beginning of the period is June 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Minnesota Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,004.70	$1,000.75	$1,005.58
Expenses Incurred During the Period	$ 4.02	$ 8.02	$ 3.02
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,022.06
Expenses Incurred During the Period	$ 4.05	$ 8.09	$ 3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Minnesota Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,007.45	$1,003.47	$1,008.45
Expenses Incurred During the Period	$ 3.87	$ 7.89	$ 2.87
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Nebraska Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.78	$1,002.62	$1,006.86
Expenses Incurred During the Period	$ 4.32	$ 8.33	$ 3.32
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.76	$1,016.75	$1,021.76
Expenses Incurred During the Period	$ 4.36	$ 8.39	$ 3.35
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.86%, 1.66% and 0.66% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Oregon Intermediate Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,001.96	$ 998.02	$1,003.08
Expenses Incurred During the Period	$ 4.01	$ 8.01	$ 3.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,022.06
Expenses Incurred During the Period	$ 4.05	$ 8.09	$ 3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Minnesota Intermediate Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%
	MUNICIPAL BONDS – 98.4%
	Education and Civic Organizations – 15.4%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$ 425	3.000%, 8/01/23	No Opt. Call	BB+	$436,564
720	3.500%, 8/01/25	No Opt. Call	BB+	765,828
130	4.000%, 8/01/28	8/26 at 100.00	BB+	142,065
1,160	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.000%, 6/15/37	6/29 at 100.00	N/R	1,172,250
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/31	7/24 at 102.00	N/R	109,007
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,083,990
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	210,360
710	5.250%, 7/01/37	7/25 at 100.00	BB+	791,416
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	203,192
465	4.000%, 7/01/23	No Opt. Call	BB+	483,902
300	4.000%, 7/01/24	No Opt. Call	BB+	318,126
135	4.000%, 7/01/25	No Opt. Call	BB+	145,495
130	4.000%, 7/01/26	7/25 at 100.00	BB+	139,966
300	4.000%, 7/01/27	7/25 at 100.00	BB+	321,810
370	4.000%, 7/01/28	7/25 at 100.00	BB+	395,970
240	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27	10/24 at 100.00	N/R	251,477
645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 102.00	BB+	671,200
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	1,084,659
40	5.000%, 7/01/36	7/26 at 100.00	N/R	42,692
1,820	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,943,906
975	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	1,020,825

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
$ 1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	$1,062,890
500	5.000%, 7/01/36	7/26 at 100.00	N/R	528,005
1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,464,102
1,405	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A	12/27 at 100.00	N/R	1,602,852
1,380	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	1,464,980
1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,134,224
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,800	5.000%, 5/01/32	5/27 at 100.00	BB+	3,175,788
405	5.000%, 5/01/37	5/27 at 100.00	BB+	454,698
1,600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/33	3/27 at 100.00	Aa2	1,806,336
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc., Refunding Series 2019:
100	3.000%, 12/01/22	No Opt. Call	Baa2	102,315
140	3.000%, 12/01/23	No Opt. Call	Baa2	145,992
105	4.000%, 12/01/24	No Opt. Call	Baa2	114,479
310	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R, 3.375%, 12/01/22	No Opt. Call	Baa2	318,330
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2013-7W:
250	5.000%, 10/01/22	No Opt. Call	A3	259,617
500	5.000%, 10/01/23	No Opt. Call	A3	541,440
1,000	4.250%, 10/01/28	10/23 at 100.00	A3	1,055,590
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021:
100	4.000%, 3/01/29	No Opt. Call	Aa3	120,182
150	4.000%, 3/01/30	No Opt. Call	Aa3	182,926
160	4.000%, 3/01/31	No Opt. Call	Aa3	197,622
140	4.000%, 3/01/32	3/31 at 100.00	Aa3	171,695
1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,336,500
1,235	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/31	10/28 at 100.00	Baa1	1,511,986
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021:
500	4.000%, 10/01/32	10/30 at 100.00	A2	602,595
200	4.000%, 10/01/34	10/30 at 100.00	A2	240,106

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 700	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I, 3.375%, 10/01/30	10/25 at 100.00	A2	$754,355
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G:
1,305	5.000%, 12/01/26	12/25 at 100.00	A1	1,522,035
1,000	5.000%, 12/01/28	12/25 at 100.00	A1	1,160,710
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
1,250	3.000%, 10/01/38	10/30 at 100.00	A1	1,380,875
1,000	3.000%, 10/01/41	10/30 at 100.00	A1	1,097,750
1,500	4.000%, 10/01/46	10/30 at 100.00	A1	1,774,125
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,091,320
775	4.000%, 4/01/26	4/23 at 100.00	A2	808,999
300	4.000%, 4/01/27	4/23 at 100.00	A2	312,678
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A:
750	4.000%, 10/01/34	10/27 at 100.00	A2	857,895
525	4.000%, 10/01/35	10/27 at 100.00	A2	599,917
450	4.000%, 10/01/36	10/27 at 100.00	A2	513,594
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
400	5.000%, 10/01/27	No Opt. Call	A2	489,280
295	5.000%, 10/01/28	No Opt. Call	A2	369,384
1,000	4.000%, 10/01/31	10/29 at 100.00	A2	1,188,980
450	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	531,882
705	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26 (AMT)	No Opt. Call	AA	831,435
1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA-	1,273,413
	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	1,056,391
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,138,779
935	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB-	984,929
560	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB-	561,747
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	N/R	66,289
710	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/38, 144A	7/27 at 100.00	N/R	808,775

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,005	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A, 5.250%, 9/01/31	9/26 at 100.00	BB+	$2,301,580
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A, 5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	216,254
200	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.000%, 9/01/31	9/24 at 102.00	BB+	212,142
885	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	955,260
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
95	4.000%, 7/01/23	No Opt. Call	BB	97,935
700	5.000%, 7/01/33	7/23 at 100.00	BB	731,269
260	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BB	265,203
2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	3,030,325
250	University of Minnesota, General Obligation Bonds, Refunding Series 2017B, 5.000%, 12/01/21	No Opt. Call	Aa1	250,000
	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,067,360
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,066,500
1,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	1,064,790
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,310	5.000%, 4/01/29	No Opt. Call	Aa1	1,685,394
1,890	5.000%, 4/01/30	4/29 at 100.00	Aa1	2,416,459
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
150	3.750%, 6/01/26	6/24 at 100.00	N/R	153,195
10	4.500%, 6/01/36	6/24 at 100.00	N/R	10,180
690	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A, 4.000%, 7/01/31	7/28 at 103.00	BB-	775,091
63,005	Total Education and Civic Organizations			69,804,424
	Health Care – 13.8%
3,370	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29	3/26 at 100.00	N/R	3,623,761
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
1,140	4.000%, 4/01/29	4/27 at 100.00	BBB	1,273,391
1,040	4.000%, 4/01/32	4/27 at 100.00	BBB	1,137,729
1,150	Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView Health Project, Refunding Series 2017A, 4.000%, 5/01/32	5/25 at 100.00	N/R	1,159,303

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$ 1,045	5.000%, 2/15/33	2/28 at 100.00	A-	$1,266,467
230	4.250%, 2/15/38	2/28 at 100.00	A-	265,452
500	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2021A, 4.000%, 6/15/37	6/31 at 100.00	BBB-	584,880
240	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery, 4.000%, 6/15/35 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	276,706
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
660	4.000%, 4/01/25	4/22 at 100.00	BBB	666,415
400	4.000%, 4/01/26	4/22 at 100.00	BBB	403,728
2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,285,360
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
495	5.000%, 5/01/31	5/27 at 100.00	Baa1	590,129
405	5.000%, 5/01/32	5/27 at 100.00	Baa1	481,970
2,045	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021, 4.000%, 11/15/38	11/31 at 100.00	AA-	2,491,342
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,190	5.000%, 11/15/28	11/25 at 100.00	A+	1,375,592
1,100	5.000%, 11/15/29	11/25 at 100.00	A+	1,269,235
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,153,850
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,307,700
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
3,390	5.000%, 11/15/35	11/28 at 100.00	A+	4,220,855
2,100	5.000%, 11/15/36	11/28 at 100.00	A+	2,611,392
500	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/29	5/27 at 100.00	AA-	607,845
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
225	5.000%, 11/15/25	No Opt. Call	AA-	263,723
645	5.000%, 11/15/26	No Opt. Call	AA-	778,289
1,030	5.000%, 11/15/27	No Opt. Call	AA-	1,273,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
$ 275	4.000%, 12/01/25	12/21 at 100.00	N/R	$271,563
250	4.050%, 12/01/26	12/21 at 100.00	N/R	244,063
250	4.150%, 12/01/27	12/21 at 100.00	N/R	241,933
750	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/21 at 100.00	N/R	750,142
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B:
2,560	5.000%, 11/15/29	No Opt. Call	AA	3,333,325
1,000	5.000%, 11/15/33	No Opt. Call	AA	1,421,290
1,895	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/27	5/26 at 100.00	AA-	2,239,378
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
3,720	5.000%, 7/01/28	7/25 at 100.00	A	4,278,670
1,550	5.000%, 7/01/30	7/25 at 100.00	A	1,779,229
4,500	5.000%, 7/01/32	7/25 at 100.00	A	5,155,200
1,155	4.000%, 7/01/35	7/25 at 100.00	A	1,266,504
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,000	5.000%, 11/15/28	11/27 at 100.00	A+	1,220,670
1,000	5.000%, 11/15/34	11/27 at 100.00	A+	1,212,320
1,745	4.000%, 11/15/35	11/27 at 100.00	A+	1,998,793
625	4.000%, 11/15/36	11/27 at 100.00	A+	715,100
1,305	4.000%, 11/15/37	11/27 at 100.00	A+	1,490,701
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,329,960
1,140	5.000%, 9/01/29	9/24 at 100.00	A	1,260,601
53,820	Total Health Care			62,578,120
	Housing/Multifamily – 0.1%
500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	12/21 at 100.00	Aaa	501,490
	Housing/Single Family – 0.5%
185	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/21 at 100.00	AA+	185,176
105	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (AMT)	1/22 at 100.00	AA+	105,244
40	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (AMT)	No Opt. Call	AA+	40,096

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 135	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	$136,521
30	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	30,725
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
415	1.300%, 7/01/22 (AMT)	No Opt. Call	AA+	416,768
295	1.350%, 7/01/23 (AMT)	No Opt. Call	AA+	297,805
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E:
730	1.850%, 1/01/29	No Opt. Call	AA+	753,214
440	1.900%, 7/01/29	No Opt. Call	AA+	453,134
2,375	Total Housing/Single Family			2,418,683
	Industrials – 0.2%
1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/22 at 100.00	A+	1,017,020
	Long-Term Care – 9.9%
250	Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka, Inc. Project, Refunding Series 2017, 5.000%, 11/01/46	11/24 at 103.00	N/R	269,547
	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc., Orchard Path Phase II Project, Series 2021:
225	4.000%, 9/01/26	No Opt. Call	N/R	245,581
240	4.000%, 9/01/28	No Opt. Call	N/R	265,570
135	4.000%, 9/01/31	9/28 at 102.00	N/R	149,172
465	4.000%, 9/01/36	9/28 at 102.00	N/R	507,803
440	4.000%, 9/01/41	9/28 at 102.00	N/R	475,570
1,000	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc, Orchard Path Project, Refunding Series 2018, 4.250%, 9/01/38	9/23 at 102.00	N/R	1,043,160
1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	Baa1	1,119,710
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
100	4.000%, 9/01/29	9/26 at 102.00	N/R	106,817
100	4.000%, 9/01/30	9/26 at 102.00	N/R	105,875
100	4.000%, 9/01/31	9/26 at 102.00	N/R	104,754
100	4.000%, 9/01/32	9/26 at 102.00	N/R	103,769
155	4.000%, 9/01/33	9/26 at 102.00	N/R	160,086
100	4.000%, 9/01/34	9/26 at 102.00	N/R	102,795
815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	852,726
1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,112,275
325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	332,329

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 235	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31	3/22 at 101.00	N/R	$236,831
200	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33	9/23 at 100.00	N/R	202,774
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	1,000,170
500	5.000%, 1/01/34	1/23 at 100.00	N/R	495,955
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29, 144A	8/22 at 100.00	N/R	2,412,380
1,100	5.000%, 8/01/36, 144A	8/22 at 100.00	N/R	1,118,029
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35	5/24 at 101.00	N/R	506,650
1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/21 at 100.00	N/R	1,436,478
200	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32	7/25 at 102.00	N/R	207,284
100	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019, 3.750%, 5/01/34	5/24 at 101.00	N/R	101,084
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,418,564
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,659,570
	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	432,901
750	5.250%, 11/01/45	5/23 at 100.00	N/R	763,770
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
190	2.900%, 8/01/23	No Opt. Call	N/R	191,174
100	3.100%, 8/01/25	8/24 at 101.00	N/R	101,717
380	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/24	No Opt. Call	N/R	412,623
	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A:
775	3.875%, 8/01/26	8/25 at 100.00	N/R	810,402
805	4.000%, 8/01/27	8/25 at 100.00	N/R	843,543
2,000	4.000%, 8/01/30	8/25 at 100.00	N/R	2,082,240
405	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33	7/24 at 102.00	N/R	394,717
1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36	6/26 at 100.00	N/R	1,004,860

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 2,760	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	$2,841,586
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
500	5.000%, 12/01/25	No Opt. Call	Baa2	575,840
1,015	5.000%, 12/01/26	No Opt. Call	Baa2	1,198,289
	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A:
160	3.100%, 11/01/31, 144A	11/26 at 102.00	N/R	158,243
625	3.150%, 11/01/32, 144A	11/26 at 102.00	N/R	617,581
	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018:
510	4.200%, 5/01/33	5/23 at 102.00	N/R	534,148
1,940	4.750%, 5/01/38	5/23 at 102.00	N/R	2,043,829
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.250%, 9/01/26	9/24 at 100.00	N/R	519,885
550	3.700%, 9/01/28	9/24 at 100.00	N/R	574,860
350	3.800%, 9/01/29	9/24 at 100.00	N/R	365,886
565	3.900%, 9/01/30	9/24 at 100.00	N/R	590,606
320	4.125%, 9/01/34	9/24 at 100.00	N/R	334,579
1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,034,576
1,590	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	1,731,240
2,395	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,409,753
	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020:
100	2.450%, 3/01/23	No Opt. Call	N/R	99,498
120	2.700%, 3/01/26	3/25 at 101.00	N/R	118,100
335	2.950%, 3/01/28	3/25 at 101.00	N/R	326,384

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
$ 175	3.000%, 8/01/27	8/24 at 102.00	N/R	$182,275
300	3.125%, 8/01/28	8/24 at 102.00	N/R	312,231
300	3.250%, 8/01/29	8/24 at 102.00	N/R	312,393
225	3.375%, 8/01/30	8/24 at 102.00	N/R	234,518
600	5.000%, 8/01/31	8/24 at 102.00	N/R	651,102
450	5.000%, 8/01/32	8/24 at 102.00	N/R	487,714
250	5.000%, 8/01/33	8/24 at 102.00	N/R	270,680
555	5.000%, 8/01/34	8/24 at 102.00	N/R	600,460
250	5.000%, 8/01/35	8/24 at 102.00	N/R	270,275
500	4.000%, 8/01/44	8/24 at 102.00	N/R	522,720
43,155	Total Long-Term Care			44,810,506
	Tax Obligation/General – 31.7%
2,000	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,463,520
1,335	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	Aa2	1,545,636
1,475	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/34	2/28 at 100.00	AAA	1,618,399
1,165	Barnesville Independent School District 146 Public Schools, Clay, Otter Tail and Wilkin Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,342,511
	Belgrade Brooten Elrosa Public Schools Independent School District 2364, Minnesota, General Obligation Bonds, School Building Series 2020A:
400	3.000%, 2/01/28	2/26 at 100.00	Aa2	434,040
280	3.000%, 2/01/29	2/26 at 100.00	Aa2	302,467
1,405	Benson Independent School District 777, Minnesota, General Olibation Bonds, School Building Series 2018A, 4.000%, 2/01/32	2/27 at 100.00	AAA	1,593,776
320	Blue Earth Area Schools Independent School District 2860, Minnesota, General Obligation Bonds, Refunding Series 2019A, 4.000%, 2/01/26	No Opt. Call	Aa2	361,949
1,565	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	1,846,121
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,280	4.000%, 2/01/30	2/27 at 100.00	AAA	3,779,249
1,000	4.000%, 2/01/33	2/27 at 100.00	AAA	1,144,780
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
2,145	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,435,862
1,720	4.000%, 2/01/37	2/27 at 100.00	Aa2	1,947,264
2,000	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,124,880

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 420	Burnsville, Dakota County, Minnesota, General Obligation Bonds, Refunding Utility Improvement Series 2019A, 5.000%, 12/20/27	No Opt. Call	AAA	$523,673
365	Centennial Independent School District 12, Circle Pines, Anoka County, Minnesota, General Obligation Bonds, School Building Bonds, Series 2019A, 5.000%, 2/01/23	No Opt. Call	AAA	385,035
	Chaska, Minnesota, General Obligation Bonds, Series 2020C:
235	5.000%, 2/01/28	No Opt. Call	AA	290,857
250	5.000%, 2/01/29	No Opt. Call	AA	316,668
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,091,150
225	Columbia Heights Independent School District 13, Minnesota, General Obligation Bonds, School Building Series 2019B, 0.000%, 2/01/27	No Opt. Call	Aa2	212,623
1,055	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,230,636
1,250	Detroit Lakes Independent School District 22, Becker and Otter Tail Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	AAA	1,425,362
	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
685	4.000%, 2/01/28	2/26 at 100.00	AAA	773,618
970	4.000%, 2/01/30	2/26 at 100.00	AAA	1,093,433
1,270	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%, 2/01/30	2/28 at 96.61	Aa2	1,089,152
3,150	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	Aa2	3,595,378
1,530	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,773,805
	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,620	5.000%, 2/01/27	2/26 at 100.00	Aa2	3,102,499
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,214,073
665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	683,015
1,485	Goodhue Independent School District 253, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,732,223
	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F:
1,265	0.000%, 2/01/27	2/26 at 97.95	AAA	1,188,531
1,345	0.000%, 2/01/28	2/26 at 95.70	AAA	1,228,523
460	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019D, 5.000%, 2/01/26	No Opt. Call	AAA	542,216
300	Hennepin County, Minnesota, General Obligation Bonds, Series 2017C, 5.000%, 12/01/24	No Opt. Call	AAA	341,571
1,040	Hennepin County, Minnesota, General ObligationBons, Sales Tax Series 2020C, 5.000%, 12/15/31	12/29 at 100.00	AAA	1,356,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 630	Hopkins, Hennepin County, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/29	No Opt. Call	AA+	$761,009
500	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	563,700
330	Jackson County Central Independent School District 2895, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	No Opt. Call	AAA	384,064
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
130	4.000%, 2/01/22	No Opt. Call	A1	130,802
100	4.000%, 2/01/23	No Opt. Call	A1	104,256
1,225	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A, 5.000%, 2/01/26	No Opt. Call	AAA	1,445,598
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
130	3.000%, 12/15/23	No Opt. Call	AA	136,445
265	3.000%, 12/15/24	No Opt. Call	AA	283,664
355	Lakeview Independent School District 2167, Lyon and Yellow Counties, Minnesota, General Obligation Bonds, Lakeview Public Schools Building Series 2021A, 4.000%, 2/01/29	No Opt. Call	AAA	427,459
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
415	5.000%, 2/01/29	No Opt. Call	Aa2	529,934
625	4.000%, 2/01/30	2/29 at 100.00	Aa2	747,594
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
505	4.000%, 2/01/30	2/29 at 100.00	Aa2	604,056
595	4.000%, 2/01/31	2/29 at 100.00	Aa2	708,580
500	4.000%, 2/01/33	2/29 at 100.00	Aa2	592,905
550	4.000%, 2/01/34	2/29 at 100.00	Aa2	651,233
1,390	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A, 5.000%, 2/01/29	No Opt. Call	AAA	1,778,269
500	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/30	2/28 at 100.00	Aa2	581,300
2,595	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/32	2/28 at 100.00	AAA	3,033,659
1,980	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B, 4.000%, 2/01/34	2/29 at 100.00	AAA	2,351,884
1,490	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B, 4.000%, 2/01/32	2/30 at 100.00	AAA	1,814,671
	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018:
1,480	4.000%, 12/01/33	12/26 at 100.00	AAA	1,704,028
500	4.000%, 12/01/35	12/26 at 100.00	AAA	574,460
1,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2014B, 4.000%, 8/01/26	8/24 at 100.00	AAA	1,093,910

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	$2,385,580
1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,066,100
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,155,820
2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,109,160
	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A:
1,265	5.000%, 8/01/29	8/28 at 100.00	AAA	1,603,324
1,500	5.000%, 8/01/34	8/28 at 100.00	AAA	1,898,535
	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	546,798
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	624,102
500	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/25 at 100.00	Aa2	555,040
1,475	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,620,184
1,000	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	AAA	1,106,240
2,050	North Branch Independent School District 138, Chisago County, Minnesota, General Obligation Bonds, School Building Series 2017A, 4.000%, 2/01/30	2/27 at 100.00	AAA	2,337,594
850	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	935,221
1,375	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/31	2/28 at 100.00	Aa2	1,692,790
	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	588,123
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,239,854
1,500	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,709,610
1,035	Perham Dent Independent School District 549, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,080,540
	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A:
990	4.000%, 2/01/27	No Opt. Call	AAA	1,152,192
1,030	4.000%, 2/01/28	No Opt. Call	AAA	1,219,510
1,145	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,429,567
880	Plainview-Elgin-Millville Independent School District 2899, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/32	2/28 at 100.00	AAA	1,020,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Red Lake Falls Independent School District 630, Minnesota, General Obligation Bonds, School Building Series 2020A:
$ 385	5.000%, 2/01/26	No Opt. Call	Aa2	$452,421
400	3.000%, 2/01/27	2/26 at 100.00	Aa2	435,988
410	3.000%, 2/01/28	2/26 at 100.00	Aa2	445,416
425	3.000%, 2/01/29	2/26 at 100.00	Aa2	460,190
285	Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A, 4.000%, 2/01/27	No Opt. Call	A1	329,657
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,355,262
1,210	Roseau Independent School District 682, Roseau and Marshall Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	1,341,587
2,400	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/27 at 100.00	Aa2	2,706,216
2,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	2,810,375
1,270	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/28	No Opt. Call	AAA	1,585,633
1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	1,208,273
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34	2/23 at 100.00	Aa2	595,579
355	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A, 4.000%, 12/15/28	No Opt. Call	AA-	426,589
3,950	Saint Louis Park Independent School District 283, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2018A, 5.000%, 2/01/30	2/27 at 100.00	Aa2	4,749,717
1,225	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A, 3.200%, 2/01/32	2/26 at 100.00	Aa2	1,321,555
1,440	Saint Paul, Minnesota, General Obligation Bonds, Refunding Street Reconstruction Series 2021C, 5.000%, 5/01/29	No Opt. Call	AAA	1,863,245
400	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	470,608
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
200	4.000%, 2/01/28	2/27 at 100.00	Aa2	229,770
225	4.000%, 2/01/30	2/27 at 100.00	Aa2	255,960
1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,315,566
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
300	5.000%, 2/01/28	2/27 at 100.00	Aa2	363,066
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,518,767
2,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	2,258,380

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 915	Southland Independent School District 500, Minnesota, General Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31	2/27 at 100.00	AAA	$1,039,943
1,475	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 2/01/26	2/25 at 100.00	Aa2	1,583,707
2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,142,260
2,000	Tracy, Lyon County, Minnesota, General Obligation Bonds, Temporary Series 2019A, 1.750%, 5/01/22	12/21 at 100.00	AAA	2,001,880
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
410	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	493,509
870	5.000%, 2/01/28 – AGM Insured	No Opt. Call	AA	1,072,110
510	4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	592,411
360	4.000%, 2/01/30 – AGM Insured	2/28 at 100.00	AA	415,303
2,415	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/31	2/28 at 94.63	AAA	2,061,009
2,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	2,363,520
1,250	Worthington Independent School District 518, Nobles County, Minnesota, General Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/27	2/26 at 100.00	AAA	1,420,162
590	Worthington, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 2/01/27	No Opt. Call	AA-	654,310
126,675	Total Tax Obligation/General			143,550,971
	Tax Obligation/Limited – 10.9%
200	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/31	2/29 at 100.00	A2	220,160
695	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28	No Opt. Call	Aa2	849,957
1,475	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AAA	1,543,278
1,000	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30	2/28 at 100.00	AAA	1,174,930
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
495	3.650%, 3/01/24	3/23 at 100.00	N/R	506,603
200	3.800%, 3/01/25	3/23 at 100.00	N/R	204,916
200	4.000%, 3/01/27	3/23 at 100.00	N/R	204,998
340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	349,496
	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,160,815
500	5.000%, 3/01/29	3/24 at 100.00	N/R	525,145
1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA+	1,272,597

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 960	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/34	8/28 at 100.00	AA+	$1,122,576
770	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019A, 4.000%, 8/01/32	8/29 at 100.00	AA+	917,178
485	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2019C, 4.000%, 8/01/31	8/29 at 100.00	AA+	580,147
1,055	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/31	8/30 at 100.00	AA+	1,287,490
1,810	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/31	8/30 at 100.00	AA+	2,208,870
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B:
755	5.000%, 8/01/33	8/31 at 100.00	AA+	998,382
880	3.000%, 8/01/37	8/31 at 100.00	AA+	968,132
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C:
1,085	5.000%, 8/01/33	8/31 at 100.00	AA+	1,439,372
2,810	4.000%, 8/01/35	8/31 at 100.00	AA+	3,460,627
2,925	4.000%, 8/01/36	8/31 at 100.00	AA+	3,591,637
3,045	4.000%, 8/01/37	8/31 at 100.00	AA+	3,729,668
1,085	4.000%, 8/01/38	8/31 at 100.00	AA+	1,326,304
1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	12/21 at 100.00	AA+	1,189,941
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	637,446
350	3.250%, 2/01/30	2/25 at 100.00	A1	368,400
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
235	4.000%, 5/01/26	No Opt. Call	Aa3	268,415
175	4.000%, 5/01/27	No Opt. Call	Aa3	202,193
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	1,135,360
	Rosemount Independent School District 196, Dakota County, Minnesota, Certificates of Participation, Series 2021A:
890	3.000%, 4/01/26	No Opt. Call	Aa3	973,099
915	3.000%, 4/01/27	No Opt. Call	Aa3	1,013,271
1,155	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/29	No Opt. Call	Baa2	1,484,521
630	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A, 5.000%, 2/01/30	2/25 at 100.00	A1	710,823
1,685	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.250%, 2/01/33	2/27 at 100.00	AAA	1,841,739
1,020	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/32	2/29 at 100.00	AAA	1,213,086

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C, 3.000%, 2/01/36	2/28 at 100.00	AAA	$1,087,230
735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	828,242
200	Shakopee Independent School District 720, Scott County, Minnesota, Certificates of Participation, Series 2021B, 4.000%, 2/01/30	No Opt. Call	Baa1	235,080
3,500	Virginia Housing and Redevelopment Authority, Minnesota, Health Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%, 10/01/29	10/25 at 100.00	N/R	3,527,090
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
790	5.000%, 4/01/25	No Opt. Call	A+	901,343
830	5.000%, 4/01/26	No Opt. Call	A+	975,682
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
375	4.000%, 2/01/26	No Opt. Call	Baa1	418,605
320	4.000%, 2/01/28	No Opt. Call	Baa1	367,898
330	4.000%, 2/01/30	No Opt. Call	Baa1	387,608
42,980	Total Tax Obligation/Limited			49,410,350
	Transportation – 6.6%
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
720	5.000%, 1/01/26	No Opt. Call	AA-	845,806
380	4.000%, 1/01/26	No Opt. Call	AA-	431,121
2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	12/21 at 100.00	A+	2,339,203
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
685	5.000%, 1/01/26	1/22 at 100.00	A+	687,617
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,559,537
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	2,760,230
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
335	5.000%, 1/01/29	1/24 at 100.00	A+	366,152
2,000	5.000%, 1/01/30	1/24 at 100.00	A+	2,185,100
1,965	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 1/01/30	7/29 at 100.00	A+	2,497,260
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
3,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A+	3,601,560
2,540	5.000%, 1/01/31 (AMT)	7/29 at 100.00	A+	3,189,961
895	5.000%, 1/01/33 (AMT)	7/29 at 100.00	A+	1,120,442
550	5.000%, 1/01/34 (AMT)	7/29 at 100.00	A+	687,522
1,500	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	1,840,440
590	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019C, 5.000%, 1/01/27	No Opt. Call	A+	713,522

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
$ 1,050	5.000%, 1/01/34	1/27 at 100.00	AA-	$1,259,947
2,310	5.000%, 1/01/35	1/27 at 100.00	AA-	2,763,245
180	5.000%, 1/01/36	1/27 at 100.00	AA-	214,963
26,330	Total Transportation			30,063,628
	U.S. Guaranteed – 4.6% (4)
780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB	782,995
	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,042,560
1,275	4.000%, 2/01/27 (Pre-refunded 2/01/23)	2/23 at 100.00	Aa2	1,329,417
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	769,526
490	5.000%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa1	509,551
675	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	BB	696,357
570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa3	623,609
	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013:
940	3.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	978,258
515	3.250%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	537,984
600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	603,240
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100	5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,289,552
2,285	5.000%, 11/15/30 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	2,678,751
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,128,758
2,750	5.000%, 1/01/30 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	3,018,978
1,000	5.000%, 1/01/31 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,097,810
1,150	5.000%, 1/01/32 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,262,482
500	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/30 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	569,650
19,220	Total U.S. Guaranteed			20,919,478

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 4.7%
	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
$ 475	4.000%, 12/01/28	12/24 at 100.00	AA	$517,888
495	4.000%, 12/01/29	12/24 at 100.00	AA	538,921
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings - Southeast Twin Cities Transmission Project, Refunding Series 2021:
250	5.000%, 1/01/32 – AGM Insured	1/30 at 100.00	AA	317,467
175	4.000%, 1/01/33 – AGM Insured	1/30 at 100.00	AA	206,927
1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,182,032
	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
580	5.000%, 12/01/25	12/22 at 100.00	A1	606,726
670	5.000%, 12/01/26	12/22 at 100.00	A1	700,874
	Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225	4.000%, 12/01/27	No Opt. Call	AA	262,269
100	4.000%, 12/01/33	12/28 at 100.00	AA	116,361
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A1	561,585
500	5.000%, 10/01/30	10/24 at 100.00	A1	561,585
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A1	1,068,120
1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A-	1,498,383
750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	AA	809,302
1,000	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/33	12/26 at 100.00	AA	1,200,600
1,070	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,175,010
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1. 501 C3:
100	3.000%, 10/01/22	No Opt. Call	A-	102,164
200	3.000%, 10/01/25	No Opt. Call	A-	216,146
100	3.000%, 10/01/27	No Opt. Call	A-	110,261
500	4.000%, 10/01/28	10/27 at 100.00	A-	574,630
2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	AA-	2,740,800
1,000	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A, 0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	959,200
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2012A:
1,000	3.000%, 1/01/28	1/23 at 100.00	Aa3	1,024,450
1,250	5.000%, 1/01/29	1/23 at 100.00	Aa3	1,311,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Refunding Series 2015A:
$ 1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	$1,557,104
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,164,620
19,345	Total Utilities			21,085,150
$ 398,405	Total Long-Term Investments (cost $425,090,491)			446,159,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4%
	MUNICIPAL BONDS – 0.4%
	Health Care – 0.4%
$ 2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A, 0.030%, 11/15/48 (5)	11/21 at 100.00	AA+	$ 2,000,000
$ 2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000
	Total Investments (cost $427,090,491) – 98.8%			448,159,820
	Other Assets Less Liabilities – 1.2%			5,219,649
	Net Assets – 100%			$ 453,379,469
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.6%
	MUNICIPAL BONDS – 97.6%
	Education and Civic Organizations – 14.5%
$ 110	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	$117,073
3,500	Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa International dba Twin Lakes STEM Academy Project, Series 2021A, 5.250%, 6/15/56	6/29 at 100.00	N/R	3,533,915
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	108,399
2,000	5.000%, 7/01/47	7/24 at 102.00	N/R	2,148,060
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
675	5.250%, 7/01/37	7/25 at 100.00	BB+	752,402
500	5.500%, 7/01/50	7/25 at 100.00	BB+	555,225
1,025	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,067,896
1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	1,144,800
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	106,731
5,350	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,925,553
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB	639,414
1,000	5.000%, 7/01/34	7/24 at 100.00	BB	1,057,700
525	5.000%, 7/01/44	7/24 at 100.00	BB	549,675
4,150	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	4,336,957
1,415	Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51	6/29 at 102.00	N/R	1,440,767
300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	320,106
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A:
410	5.000%, 7/01/40	7/30 at 100.00	N/R	455,231
100	5.000%, 7/01/55	7/30 at 100.00	N/R	109,019

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
$ 500	6.000%, 7/01/33	7/23 at 100.00	BB+	$530,790
3,715	6.000%, 7/01/43	7/23 at 100.00	BB+	3,913,381
1,260	6.125%, 7/01/48	7/23 at 100.00	BB+	1,328,708
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	12/21 at 100.00	Ba1	440,268
420	3.500%, 5/01/23	12/21 at 100.00	Ba1	420,273
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
2,345	5.000%, 5/01/37	5/27 at 100.00	BB+	2,632,755
4,700	5.000%, 5/01/47	5/27 at 100.00	BB+	5,213,428
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,000	4.000%, 3/01/37	3/27 at 100.00	Aa2	1,125,000
1,000	4.000%, 3/01/39	3/27 at 100.00	Aa2	1,126,000
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40	12/29 at 100.00	Baa2	574,085
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021:
140	4.000%, 3/01/33	3/31 at 100.00	Aa3	171,206
155	4.000%, 3/01/34	3/31 at 100.00	Aa3	189,340
125	4.000%, 3/01/35	3/31 at 100.00	Aa3	152,016
155	4.000%, 3/01/36	3/31 at 100.00	Aa3	188,007
100	4.000%, 3/01/37	3/31 at 100.00	Aa3	121,100
185	3.000%, 3/01/40	3/31 at 100.00	Aa3	203,550
165	3.000%, 3/01/43	3/31 at 100.00	Aa3	179,934
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,065,850
675	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	807,530
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021:
170	4.000%, 10/01/35	10/30 at 100.00	A2	203,793
500	3.000%, 10/01/37	10/30 at 100.00	A2	549,090
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	401,594
385	5.000%, 10/01/34	10/25 at 100.00	A2	441,318
500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2016-8-N, 4.000%, 10/01/35	10/26 at 100.00	A1	564,270

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
$ 2,000	3.000%, 10/01/38	10/30 at 100.00	A1	$2,209,400
4,750	4.000%, 10/01/50	10/30 at 100.00	A1	5,595,310
1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,170,030
100	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2017A, 4.000%, 10/01/36	10/27 at 100.00	A2	114,132
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
1,000	5.000%, 10/01/34	10/29 at 100.00	A2	1,260,170
2,000	5.000%, 10/01/40	10/29 at 100.00	A2	2,495,740
885	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38 (AMT)	11/27 at 100.00	AA	904,753
1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,167,542
1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	1,177,878
700	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	702,149
155	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	N/R	139,860
1,600	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,803,024
685	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	768,262
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A:
1,500	5.000%, 9/01/40	9/30 at 100.00	BB+	1,779,975
1,000	5.000%, 9/01/43	9/30 at 100.00	BB+	1,178,080
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
500	5.750%, 9/01/46	9/26 at 100.00	BB+	572,290
1,000	6.000%, 9/01/51	9/26 at 100.00	BB+	1,153,280
3,300	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/45	12/28 at 102.00	BB	3,585,615
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,000	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,071,120
1,615	5.000%, 6/15/53, 144A	6/25 at 100.00	N/R	1,727,049
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A, 4.000%, 9/01/31	9/24 at 102.00	BB+	531,600
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	2,103,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
$ 625	5.300%, 7/01/45	7/25 at 100.00	BB	$685,913
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,131,167
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School Project, Series 2019:
1,230	5.000%, 7/01/49	7/27 at 102.00	BB	1,385,165
880	5.000%, 7/01/55	7/27 at 102.00	BB	988,090
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
500	5.000%, 7/01/33	7/23 at 100.00	BB	522,335
1,450	5.000%, 7/01/44	7/23 at 100.00	BB	1,506,492
1,435	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BB+	1,477,347
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,035	5.000%, 10/01/41	10/26 at 100.00	N/R	2,210,946
380	5.125%, 10/01/48	10/26 at 100.00	N/R	412,304
1,500	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49	6/27 at 100.00	N/R	1,643,355
500	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BB+	563,425
	University of Minnesota, General Obligation Bonds, Series 2014B:
2,235	4.000%, 1/01/33	1/24 at 100.00	Aa1	2,381,705
2,000	4.000%, 1/01/34	1/24 at 100.00	Aa1	2,129,580
	University of Minnesota, General Obligation Bonds, Series 2019A:
1,250	5.000%, 4/01/39	4/29 at 100.00	Aa1	1,572,962
2,110	5.000%, 4/01/40	4/29 at 100.00	Aa1	2,651,299
4,230	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	5,497,223
20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	20,396
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Refunding Series 2020A:
390	4.000%, 12/01/40	12/25 at 102.50	BBB-	426,652
450	4.000%, 12/01/50	12/25 at 102.50	BBB-	488,417
660	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A, 4.000%, 7/01/51	7/28 at 103.00	BB-	719,156
98,625	Total Education and Civic Organizations			109,536,697
	Health Care – 15.3%
	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
500	4.000%, 3/01/32	3/26 at 100.00	N/R	529,130
2,000	4.000%, 3/01/37	3/26 at 100.00	N/R	2,105,020

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017:
$ 550	3.000%, 4/01/26	No Opt. Call	BBB	$587,846
485	5.000%, 4/01/41	4/27 at 100.00	BBB	547,269
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
500	5.000%, 2/15/37	2/28 at 100.00	A-	602,195
1,140	4.250%, 2/15/43	2/28 at 100.00	A-	1,305,608
2,000	5.000%, 2/15/43	2/28 at 100.00	A-	2,386,080
1,245	4.250%, 2/15/48	2/28 at 100.00	A-	1,417,507
6,675	5.000%, 2/15/48	2/28 at 100.00	A-	7,917,551
9,000	5.000%, 2/15/53	2/28 at 100.00	A-	10,652,130
3,000	5.250%, 2/15/53	2/28 at 100.00	A-	3,637,530
2,850	5.000%, 2/15/58	2/28 at 100.00	A-	3,373,174
590	5.250%, 2/15/58	2/28 at 100.00	A-	714,219
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2021A:
400	4.000%, 6/15/34	6/31 at 100.00	BBB-	470,980
175	4.000%, 6/15/38	6/31 at 100.00	BBB-	204,472
175	4.000%, 6/15/39	6/31 at 100.00	BBB-	203,861
570	3.000%, 6/15/44	6/31 at 100.00	BBB-	590,349
450	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2022A, Forward Delivery, 4.000%, 6/15/38 (WI/DD, Settling 3/17/22)	6/32 at 100.00	BBB-	517,374
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	379,166
500	4.000%, 4/01/27	4/22 at 100.00	BBB	504,495
760	4.000%, 4/01/31	4/22 at 100.00	BBB	764,856
1,220	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	1,328,482
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
425	5.000%, 5/01/31	5/27 at 100.00	Baa1	506,677
430	5.000%, 5/01/32	5/27 at 100.00	Baa1	511,722
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2021:
1,705	4.000%, 11/15/38	11/31 at 100.00	AA-	2,077,133
4,250	4.000%, 11/15/39	11/31 at 100.00	AA-	5,161,497
700	4.000%, 11/15/40	11/31 at 100.00	AA-	848,484

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
$ 525	5.000%, 11/15/26	11/25 at 100.00	A+	$609,094
485	4.000%, 11/15/40	11/25 at 100.00	A+	536,536
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,290,960
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
600	5.000%, 11/15/33	11/28 at 100.00	A+	749,160
1,000	5.000%, 11/15/36	11/28 at 100.00	A+	1,243,520
285	4.000%, 11/15/37	11/28 at 100.00	A+	325,547
3,965	4.000%, 11/15/48	11/28 at 100.00	A+	4,484,732
7,000	5.000%, 11/15/49	11/28 at 100.00	A+	8,566,880
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A:
1,315	5.000%, 11/15/25	No Opt. Call	AA-	1,541,311
1,000	5.000%, 11/15/29	5/27 at 100.00	AA-	1,215,690
	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2019:
2,000	5.000%, 11/15/27	No Opt. Call	AA-	2,472,940
1,500	5.000%, 11/15/29	No Opt. Call	AA-	1,937,220
2,400	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	3,411,096
675	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 5.000%, 5/01/46	5/26 at 100.00	AA-	785,221
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
2,070	5.000%, 5/01/48	5/29 at 100.00	AA-	2,536,951
1,700	4.000%, 5/01/49	5/29 at 100.00	AA-	1,941,111
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A:
350	5.000%, 7/01/23	No Opt. Call	A	375,666
8,310	5.000%, 7/01/30	7/25 at 100.00	A	9,538,966
4,840	4.000%, 7/01/35	7/25 at 100.00	A	5,307,254
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
1,560	5.000%, 11/15/26	No Opt. Call	A+	1,863,077
2,135	5.000%, 11/15/27	No Opt. Call	A+	2,613,518
755	4.000%, 11/15/36	11/27 at 100.00	A+	863,841
640	4.000%, 11/15/37	11/27 at 100.00	A+	731,072
3,935	4.000%, 11/15/43	11/27 at 100.00	A+	4,482,004
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	12/21 at 100.00	N/R	1,376,650

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
$ 1,980	4.000%, 9/01/31	9/24 at 100.00	A	$2,132,935
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,557,669
98,480	Total Health Care			115,335,428
	Housing/Multifamily – 0.3%
2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,526,850
	Housing/Single Family – 0.7%
15	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	12/21 at 100.00	AA+	15,016
4	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	12/21 at 100.00	AA+	4,403
65	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (AMT)	12/21 at 100.00	AA+	65,138
10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	10,095
455	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (AMT)	7/25 at 100.00	AA+	466,857
30	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017D, 3.300%, 1/01/30 (AMT)	1/27 at 100.00	AA+	30,725
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
535	1.550%, 7/01/25 (AMT)	No Opt. Call	AA+	544,534
425	1.700%, 7/01/26 (AMT)	No Opt. Call	AA+	434,630
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020D:
245	1.625%, 1/01/26 (AMT)	No Opt. Call	AA+	246,754
220	1.650%, 7/01/26 (AMT)	No Opt. Call	AA+	221,065
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020H:
475	1.100%, 7/01/26 (AMT)	No Opt. Call	AA+	472,677
475	1.350%, 7/01/27 (AMT)	No Opt. Call	AA+	472,159
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021A:
390	1.550%, 1/01/28 (AMT)	No Opt. Call	AA+	391,268
400	1.600%, 7/01/28 (AMT)	No Opt. Call	AA+	401,620
500	1.750%, 1/01/29 (AMT)	No Opt. Call	AA+	502,425
500	1.800%, 7/01/29 (AMT)	No Opt. Call	AA+	502,750
250	1.900%, 1/01/30 (AMT)	No Opt. Call	AA+	251,603
250	1.950%, 7/01/30 (AMT)	No Opt. Call	AA+	251,940
5,244	Total Housing/Single Family			5,285,659
	Industrials – 0.3%
2,250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	2,283,323

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 8.0%
$ 2,090	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	$2,205,201
	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc., Orchard Path Phase II Project, Series 2021:
840	4.000%, 9/01/51	9/28 at 102.00	N/R	891,542
875	4.000%, 9/01/61	9/28 at 102.00	N/R	918,759
	Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc., Orchard Path Project, Refunding Series 2018:
1,000	5.000%, 9/01/43	9/23 at 102.00	N/R	1,049,040
485	4.375%, 9/01/48	9/23 at 102.00	N/R	505,952
	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014:
375	4.000%, 11/01/39	11/24 at 100.00	Baa1	397,354
500	5.000%, 11/01/44	11/24 at 100.00	Baa1	541,615
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
500	5.000%, 9/01/44	9/26 at 102.00	N/R	529,885
1,500	5.000%, 9/01/52	9/26 at 102.00	N/R	1,576,065
1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,559,520
1,500	City of West Saint Paul, Minnesota Housing and Health Care Facilities Revenue Refunding Bonds, Walker Westwood Ridge Campus Project, Series 2017, 5.000%, 11/01/49	11/25 at 100.00	N/R	1,533,060
	Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC Cloquet LLC Project, Refunding Series 2021:
250	3.400%, 8/01/36	8/28 at 102.00	N/R	244,052
700	4.000%, 8/01/41	8/28 at 102.00	N/R	712,292
200	4.000%, 8/01/48	8/28 at 102.00	N/R	200,572
1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	12/21 at 100.00	N/R	1,180,401
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	575,092
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,149,021
1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,212,602
500	Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44	5/24 at 101.00	N/R	507,870
1,185	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/21 at 100.00	N/R	1,186,221

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
$ 400	4.100%, 7/01/34	7/25 at 102.00	N/R	$414,524
1,000	5.000%, 7/01/49	7/25 at 102.00	N/R	1,062,810
1,250	5.000%, 7/01/54	7/25 at 102.00	N/R	1,324,175
	Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton Community Home, Refunding Series 2019:
200	4.000%, 5/01/39	5/24 at 101.00	N/R	202,800
450	4.250%, 5/01/46	5/24 at 101.00	N/R	458,577
	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
450	5.000%, 11/15/24	11/22 at 100.00	N/R	455,967
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,508,700
1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,527,540
300	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 3.400%, 8/01/28	8/24 at 101.00	N/R	305,763
2,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,190,980
1,055	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	12/21 at 100.00	N/R	1,055,876
1,500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc. Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	1,568,250
1,285	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	1,307,552
2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	2,747,925
50	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	12/21 at 101.00	N/R	48,650
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2018, 5.000%, 10/01/43	10/23 at 100.00	N/R	1,025,070
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota Senior Housing and Health Care Revenue Bonds, Carondelet Village Project, Series 2016A, 5.000%, 12/01/41	12/24 at 102.00	N/R	4,435,120
	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Refunding Series 2020A:
1,115	5.000%, 12/01/28	No Opt. Call	Baa2	1,371,640
300	5.000%, 12/01/30	No Opt. Call	Baa2	379,980
1,750	5.000%, 12/01/36	12/30 at 100.00	Baa2	2,165,695
	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A:
450	4.000%, 11/01/34, 144A	11/26 at 102.00	N/R	468,472
300	4.000%, 11/01/36, 144A	11/26 at 102.00	N/R	310,437
740	4.000%, 11/01/42, 144A	11/26 at 102.00	N/R	756,583

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 850	Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian Homes Interlude Transitional Care Projects, Refunding Series 2018, 5.000%, 5/01/43	5/23 at 102.00	N/R	$896,342
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
590	4.000%, 9/01/31	9/24 at 100.00	N/R	616,857
400	4.000%, 9/01/32	9/24 at 100.00	N/R	417,556
500	4.100%, 9/01/33	9/24 at 100.00	N/R	522,860
315	4.200%, 9/01/36	9/24 at 100.00	N/R	329,462
300	4.250%, 9/01/37	9/24 at 100.00	N/R	313,926
1,000	5.000%, 9/01/42	9/24 at 100.00	N/R	1,062,100
800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	809,656
2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,404,722
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services Project, Refunding Series 2020, 3.950%, 3/01/50	3/25 at 101.00	N/R	932,170
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
650	5.000%, 8/01/49	8/24 at 102.00	N/R	696,241
5,000	5.000%, 8/01/54	8/24 at 102.00	N/R	5,342,350
57,215	Total Long-Term Care			60,113,444
	Tax Obligation/General – 32.1%
1,410	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/30	2/28 at 100.00	Aa2	1,736,782
1,180	Annandale Independent School District 876, Wright and Stearns Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	No Opt. Call	Aa2	1,389,367
1,110	Annandale, Minnesota, General Obligation Bonds, Temporary Improvement Series 2020A, 2.000%, 2/01/23	12/21 at 100.00	AA-	1,111,487
	Anoka-Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,475	3.000%, 2/01/34	2/28 at 100.00	AAA	1,618,399
1,355	3.000%, 2/01/43	2/28 at 100.00	AAA	1,454,647
2,110	Austin Independent School District 492, Mower and Freeborn Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/28	2/27 at 100.00	Aa2	2,429,813
375	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A, 5.000%, 2/01/22	No Opt. Call	Aa2	377,820
590	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A, 4.000%, 2/01/28	No Opt. Call	A1	697,002
2,105	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2017A, 4.000%, 2/01/29 – AGM Insured	2/28 at 100.00	AA	2,449,231
2,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	2,245,720
2,390	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2020A, 2.000%, 2/01/28	No Opt. Call	AAA	2,536,603

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,570	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018C, 5.000%, 2/01/27	2/26 at 100.00	AAA	$1,852,019
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,500	4.000%, 2/01/38	2/27 at 100.00	AAA	3,980,375
3,825	4.000%, 2/01/42	2/27 at 100.00	AAA	4,326,572
1,000	4.000%, 2/01/43	2/27 at 100.00	AAA	1,129,790
	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A:
1,090	4.000%, 2/01/36	2/27 at 100.00	Aa2	1,235,787
1,880	4.000%, 2/01/38	2/27 at 100.00	Aa2	2,125,960
2,715	4.000%, 2/01/41	2/27 at 100.00	Aa2	3,058,529
2,260	4.000%, 2/01/42	2/27 at 100.00	Aa2	2,541,935
230	Chaska, Minnesota, General Obligation Bonds, Series 2020C, 5.000%, 2/01/30	No Opt. Call	AA	297,346
1,160	Chisago Lakes, Minnesota, Independent School District 2144, General Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32	2/27 at 100.00	AAA	1,249,065
	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,141,440
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,091,150
1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,131,372
	Dawson-Boyd Independent School District 378, Yellow Medicine County, Minnesota, General Obligation Bonds, School Building Series 2019A:
1,145	4.000%, 2/01/31	2/28 at 100.00	AAA	1,330,479
1,145	4.000%, 2/01/32	2/28 at 100.00	AAA	1,327,456
500	Dilworth-Glyndon-Felton Independent School District 2164, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/35	2/26 at 100.00	AAA	535,855
	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C:
1,325	0.000%, 2/01/31	2/28 at 94.48	Aa2	1,100,108
1,480	0.000%, 2/01/32	2/28 at 92.24	Aa2	1,189,550
535	0.000%, 2/01/33	2/28 at 89.86	Aa2	416,412
595	Duluth, Minnesota, General Obligation Bonds, Refunding Capital Improvement Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AA	748,314
2,130	Duluth, Minnesota, General Obligation Bonds, Refunding DECC Improvement Series 2016A, 5.000%, 2/01/32	2/26 at 100.00	AA	2,493,442
1,500	Eden Prairie Independent School District 272, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/31	2/28 at 100.00	Aa2	1,739,130
1,250	Eveleth-Gilbert Public Schools Independent School District 2154, Saint Louis County, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/30	2/28 at 100.00	AAA	1,543,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A:
$ 2,145	5.000%, 2/01/29	No Opt. Call	AA+	$2,747,595
1,960	4.000%, 2/01/32	2/29 at 100.00	AA+	2,328,068
480	Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2017, 3.250%, 2/01/34	2/26 at 100.00	Aa2	517,800
700	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%, 2/01/30	2/26 at 90.86	AAA	601,062
700	Hennepin County, Minnesota, General Obligation Bonds, Sales Tax Series 2019B, 5.000%, 12/15/26	No Opt. Call	AAA	851,697
	Hennepin County, Minnesota, General Obligation Bonds, Series 2020A:
1,000	5.000%, 12/01/34	12/30 at 100.00	AAA	1,330,700
1,390	5.000%, 12/01/35	12/30 at 100.00	AAA	1,847,268
735	5.000%, 12/01/38	12/30 at 100.00	AAA	971,280
3,290	Hennepin County, Minnesota, General ObligationBons, Sales Tax Series 2020C, 5.000%, 12/15/26	No Opt. Call	AAA	4,002,976
1,390	Hutchinson Independent School District 423, McLeod, Meeker, Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	Aa2	1,635,919
5,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	5,637,000
1,380	Independent School District 625, St. Paul, Minnesota, General Obligation Bonds, Minnesota School District Credit Enhancement Program, Refunding Series 2020D, 3.000%, 2/01/30	2/29 at 100.00	AAA	1,558,048
1,000	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/29	2/27 at 100.00	AAA	1,203,260
	La Crescent, Minnesota, General Obligation Bonds, Series 2019B:
170	4.000%, 2/01/25	No Opt. Call	A1	187,527
165	4.000%, 2/01/26	No Opt. Call	A1	186,125
100	4.000%, 2/01/27	No Opt. Call	A1	115,177
335	La Crescent, Minnesota, General Obligation Bonds, Series 2020A, 4.000%, 2/01/27	No Opt. Call	A1	385,843
500	La Crescent-Hokah Independent School District 300, Houston and Winona Counties, Minnesota, General Obligation Bonds, School Building & Maintenance Series 2019A, 4.000%, 2/01/30	2/27 at 100.00	Aa2	566,120
	Lake City Independent School District 813, Goodhue and Wabasha Counties, Minnesota, General Obligation Bonds, Refunding Series 2019A:
1,330	5.000%, 2/01/27	No Opt. Call	AAA	1,617,386
1,140	3.000%, 2/01/28	2/27 at 100.00	AAA	1,251,298
	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A:
145	3.000%, 12/15/27	No Opt. Call	AA	161,771
145	3.000%, 12/15/28	12/27 at 100.00	AA	160,757
160	3.000%, 12/15/29	12/27 at 100.00	AA	176,514
315	3.000%, 12/15/30	12/27 at 100.00	AA	345,713
370	Lakeview Independent School District 2167, Lyon and Yellow Counties, Minnesota, General Obligation Bonds, Lakeview Public Schools Building Series 2021A, 4.000%, 2/01/30	2/29 at 100.00	AAA	442,576

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 4,100	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, School Building & Facilities Maintenance Series 2020A, 3.000%, 2/01/29	2/28 at 100.00	Aa2	$4,597,781
	Lester Prairie Independent School District 424, McLeaod County, Minnesota, General Obligation Bonds, School Building Series 2019A:
590	5.000%, 2/01/28	No Opt. Call	Aa2	735,429
590	4.000%, 2/01/31	2/29 at 100.00	Aa2	702,625
	Maccray Independent School District 2180, Chippewa, Kandiyohi and Renville Counties, Minnesota, General Obligation Bonds, School Building Series 2020A:
1,965	4.000%, 2/01/28	No Opt. Call	Aa2	2,325,243
2,040	3.000%, 2/01/29	2/28 at 100.00	Aa2	2,272,132
	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	680,387
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	515,340
	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
715	4.000%, 2/01/29	No Opt. Call	Aa2	860,939
645	4.000%, 2/01/38	2/29 at 100.00	Aa2	758,107
	Maple River Independent School District 2135, Minnesota, General Obligation Bonds, School Building Series 2020A:
425	4.000%, 2/01/31	2/30 at 100.00	AAA	515,066
245	4.000%, 2/01/32	2/30 at 100.00	AAA	296,056
2,250	4.000%, 2/01/45	2/30 at 100.00	AAA	2,648,722
1,500	4.000%, 2/01/50	2/30 at 100.00	AAA	1,756,920
1,300	Marshall Independent School District 413, Lyon County, Minnesota, General Obligation Bonds, School Building Series 2019B, 4.000%, 2/01/28	No Opt. Call	Aa2	1,533,207
1,780	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Refunding Transit Series 2020D, 5.000%, 3/01/28	No Opt. Call	AAA	2,230,856
585	Milaca Independent School District 912, Millie Lacs, Morrison, Benton, Kanabec and Isanti Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Crossover Series 2014B, 4.000%, 2/01/26	2/24 at 100.00	Aa2	627,787
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B:
1,240	5.000%, 2/01/28	No Opt. Call	AAA	1,548,177
1,495	4.000%, 2/01/36	2/28 at 100.00	AAA	1,736,966
	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2019B:
1,475	5.000%, 2/01/29	No Opt. Call	AAA	1,887,012
1,570	5.000%, 2/01/30	2/29 at 100.00	AAA	1,998,045
2,060	4.000%, 2/01/35	2/29 at 100.00	AAA	2,442,707
1,090	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2020B, 5.000%, 2/01/29	No Opt. Call	AAA	1,394,470
2,195	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/35	12/26 at 100.00	AAA	2,521,879

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 2.250%, 8/01/29	8/26 at 100.00	AAA	$1,057,220
7,015	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2020B, 4.000%, 8/01/29	No Opt. Call	AAA	8,603,617
500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.000%, 10/01/26	10/23 at 100.00	AAA	523,510
3,130	Minnesota State, General Obligation Bonds, Various Purpose Series 2017A, 5.000%, 10/01/29	10/27 at 100.00	AAA	3,867,365
1,515	Minnesota State, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 8/01/34	8/28 at 100.00	AAA	1,917,520
	Minnesota State, General Obligation Bonds, Various Purpose Series 2019A:
2,745	5.000%, 8/01/32	8/29 at 100.00	AAA	3,537,976
155	5.000%, 8/01/36	8/29 at 100.00	AAA	199,149
2,425	Minnesota State, General Obligation Bonds, Various Purpose Series 2020A, 5.000%, 8/01/36	8/30 at 100.00	AAA	3,182,885
	Montgomery Independent School District 2905, Minnesota, General Obligation Bonds, School Building Series 2018A:
250	4.000%, 2/01/32	2/25 at 100.00	Aa2	277,520
500	4.000%, 2/01/36	2/25 at 100.00	Aa2	555,205
	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,070	3.000%, 2/01/43	2/28 at 100.00	Aa2	2,218,460
1,100	3.000%, 2/01/44	2/28 at 100.00	Aa2	1,176,978
	Mora Independent School District 332, Kanabec County, Minnesota, General Obligation Bonds, School Building Series 2020A:
2,620	4.000%, 2/01/28	No Opt. Call	AAA	3,091,731
1,085	3.000%, 2/01/29	2/28 at 100.00	AAA	1,200,270
1,850	3.000%, 2/01/30	2/28 at 100.00	AAA	2,031,022
300	Mountain Lake, Minnesota, General Obligation Bonds, Series 2017B, 4.000%, 2/01/43	2/25 at 100.00	A+	323,505
2,000	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.375%, 2/01/35	2/27 at 100.00	Aa2	2,200,520
595	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, Refunding Alternate Facilities Series 2019C, 4.000%, 2/01/30	2/28 at 100.00	Aa2	697,144
1,600	North Saint Paul-Maplewood-Oakdale Independent School District 622, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2019A, 5.000%, 2/01/32	2/28 at 100.00	Aa2	1,965,408
1,080	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/29	2/28 at 100.00	AAA	1,268,525
1,360	Pillager Independent School District 116, Cass and Morrison Counties, Minnesota, General Obligation Bonds, School Building Series 2019A, 3.000%, 2/01/33	2/28 at 100.00	AAA	1,481,557
1,205	Pipestone-Jasper Independent School District 2689, Minnesota, General Obligation Bonds, Series 2019A, 5.000%, 2/01/29	No Opt. Call	AAA	1,541,593

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 300	Rice Lake, Minnesota, General Obligation Bonds, Refunding Series 2021A, 4.000%, 2/01/28	No Opt. Call	A1	$352,836
4,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	4,491,440
1,250	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A, 3.000%, 2/01/30	8/26 at 100.00	Aa2	1,355,262
2,825	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/27	2/26 at 100.00	AAA	3,332,455
	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2018A:
3,250	5.000%, 2/01/30	2/27 at 100.00	Aa2	3,913,422
2,500	4.000%, 2/01/35	2/27 at 100.00	Aa2	2,818,975
1,500	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,686,225
	Russell-Tyler-Ruthton Public Schools Independent School District 2902, Minnesota, General Obligation Bonds, Series 2019A:
1,620	5.000%, 2/01/30	2/29 at 100.00	AAA	2,059,117
1,700	4.000%, 2/01/31	2/29 at 100.00	AAA	2,018,087
1,010	Saint Cloud, Minnesota, General Obligation Bonds, Refunding Tax Abatement Series 2021C, 4.000%, 10/01/31	10/30 at 100.00	AA+	1,250,158
575	Saint Francis Independent School District 15, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/35	2/23 at 100.00	Aa2	595,395
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,097,600
255	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A, 4.000%, 12/15/29	No Opt. Call	AA-	310,172
	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, School Building Series 2017A:
1,340	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,513,356
1,400	4.000%, 2/01/30	2/26 at 100.00	Aa2	1,574,482
1,885	3.200%, 2/01/32	2/26 at 100.00	Aa2	2,033,576
615	Saint Paul Public Library Agency, Minnesota, General Obligation Bonds, Refunding Series 2021D, 4.000%, 10/01/31	10/30 at 100.00	AAA	756,019
1,515	Saint Paul, Minnesota, General Obligation Bonds, Refunding Street Reconstruction Series 2021C, 5.000%, 5/01/30	No Opt. Call	AAA	2,002,951
1,940	Saint Paul, Minnesota, General Obligation Bonds, Refunding Various Purpose Series 2021A, 5.000%, 3/01/28	No Opt. Call	AAA	2,438,095
	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Capital Facilities Series 2020A:
250	4.000%, 2/01/33	2/27 at 100.00	Aa2	282,303
425	4.000%, 2/01/34	2/27 at 100.00	Aa2	478,937
3,390	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/25	2/23 at 100.00	Aa2	3,494,920
2,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,719,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 420	Sleepy Eye, Minnesota, General Obligation Bonds, Refunding Series 2020A, 4.000%, 2/01/28	No Opt. Call	AA	$493,147
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018A:
1,330	4.000%, 2/01/31	2/27 at 100.00	Aa2	1,518,767
670	4.000%, 2/01/33	2/27 at 100.00	Aa2	762,668
	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2020A:
1,575	5.000%, 2/01/28	No Opt. Call	Aa2	1,968,592
1,575	4.000%, 2/01/29	2/28 at 100.00	Aa2	1,853,019
700	4.000%, 2/01/30	2/28 at 100.00	Aa2	818,804
1,000	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	1,129,190
500	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/01/22	No Opt. Call	Aa2	503,185
	Swift County-Benson Hospital Disrict, Minnesota, Congregate Senior Revenue Bonds, Series 2020A:
150	4.000%, 2/01/25	No Opt. Call	AA-	166,062
330	4.000%, 2/01/28	No Opt. Call	AA-	388,120
345	4.000%, 2/01/29	No Opt. Call	AA-	412,523
600	Thief River Falls Independent School District 564, Minnesota, General Obligation Bonds, Refunding Series 2020D, 4.000%, 2/01/26	No Opt. Call	Aa2	682,626
	Virginia, Minnesota, General Obligation Bonds, Sales Tax Series 2020A:
535	4.000%, 2/01/31 – AGM Insured	2/28 at 100.00	AA	614,817
500	4.000%, 2/01/32 – AGM Insured	2/28 at 100.00	AA	573,290
815	4.000%, 2/01/33 – AGM Insured	2/28 at 100.00	AA	933,102
655	4.000%, 2/01/35 – AGM Insured	2/28 at 100.00	AA	747,827
245	4.000%, 2/01/37 – AGM Insured	2/28 at 100.00	AA	278,719
2,500	Waconia Independent School District, Minnesota, General Obligation Bonds, School Building Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	2,668,850
1,315	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, School Buidling Series 2015A, 4.000%, 2/01/27	2/26 at 100.00	Aa2	1,492,262
1,685	Watertown-Mayer Independent School District 111, Carver, Hennepin and Wright Counties, Minnesota, General Obligation Bonds, School Building Series 2020A, 0.000%, 2/01/32	2/28 at 92.57	AAA	1,398,179
1,220	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	1,396,851
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A:
4,820	4.000%, 2/01/27	No Opt. Call	AAA	5,631,013
5,000	3.000%, 2/01/42	2/28 at 100.00	AAA	5,366,250
540	White Bear, Ramsey County, Minnesota, General Obligation Bonds, Improvement & Unitlity Series 2021A, 5.000%, 2/01/29	No Opt. Call	AA+	689,553

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 725	Wright County, Minnesota, General Obligation Bonds, Refunding Jail Series 2017A, 4.000%, 12/01/21	No Opt. Call	AA+	$ 725,000
209,990	Total Tax Obligation/General			241,753,544
	Tax Obligation/Limited – 10.9%
	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A:
650	3.000%, 2/01/28	No Opt. Call	A2	719,622
535	3.000%, 2/01/32	2/29 at 100.00	A2	583,567
150	3.000%, 2/01/35	2/29 at 100.00	A2	160,400
	Chaska Independent School District 112, Carver County, Minnesota, Certificates of Participation, Series 2021A:
395	4.000%, 2/01/31	2/30 at 100.00	Aa3	472,953
100	3.000%, 2/01/36	2/30 at 100.00	Aa3	109,691
750	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25	No Opt. Call	Aa2	847,223
600	Elbow Lake Economic Development Authority, Minnesota, Lease Revenue Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43	12/27 at 100.00	N/R	643,242
135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	137,870
425	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	435,617
1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA+	1,154,953
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A:
200	4.000%, 8/01/30	8/27 at 100.00	AA+	230,834
475	4.000%, 8/01/34	8/27 at 100.00	AA+	545,775
325	4.000%, 8/01/35	8/27 at 100.00	AA+	373,019
1,125	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/38	8/28 at 100.00	AA+	1,303,717
2,450	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/29	No Opt. Call	AA+	2,962,515
3,105	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020B, 4.000%, 8/01/32	8/30 at 100.00	AA+	3,782,790
1,000	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020D, 4.000%, 8/01/43	8/30 at 100.00	AA+	1,184,850
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021B:
500	3.000%, 8/01/38	8/31 at 100.00	AA+	548,480
500	3.000%, 8/01/39	8/31 at 100.00	AA+	546,310
500	3.000%, 8/01/40	8/31 at 100.00	AA+	544,790

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2021C:
$ 765	5.000%, 8/01/34	8/31 at 100.00	AA+	$1,012,676
1,080	4.000%, 8/01/38	8/31 at 100.00	AA+	1,320,192
3,295	4.000%, 8/01/39	8/31 at 100.00	AA+	4,018,879
2,385	4.000%, 8/01/40	8/31 at 100.00	AA+	2,891,574
6,680	4.000%, 8/01/43	8/31 at 100.00	AA+	8,006,514
	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,552,085
580	3.750%, 2/01/36	2/25 at 100.00	A1	613,478
4,600	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	4,905,210
1,000	Plymouth Intermediate District 287, Minnesota, Certificates of Participation, Refunding Series 2017A, 4.000%, 2/01/36	2/27 at 100.00	A1	1,111,530
	Plymouth Intermediate District 287, Minnesota, Facilities Maintence Bonds, Series 2017B:
175	4.000%, 5/01/29	5/27 at 100.00	Aa3	198,996
200	4.000%, 5/01/32	5/27 at 100.00	Aa3	224,710
100	4.000%, 5/01/33	5/27 at 100.00	Aa3	112,216
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,500	4.500%, 7/01/34	7/25 at 100.00	N/R	4,923,045
3,577	4.750%, 7/01/53	7/28 at 100.00	N/R	4,053,850
1,010	5.000%, 7/01/58	7/28 at 100.00	N/R	1,159,530
2,049	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	2,300,002
	Rosemount Independent School District 196, Dakota County, Minnesota, Certificates of Participation, Series 2021A:
835	3.000%, 4/01/24	No Opt. Call	Aa3	882,653
865	3.000%, 4/01/25	No Opt. Call	Aa3	931,553
945	3.000%, 4/01/28	No Opt. Call	Aa3	1,055,763
1,215	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A, 5.000%, 4/01/30	No Opt. Call	Baa2	1,594,578
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
355	5.000%, 2/01/32	2/25 at 100.00	A1	400,184
520	5.000%, 2/01/34	2/25 at 100.00	A1	585,146
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
270	4.250%, 4/01/25	4/23 at 100.00	N/R	275,781
430	4.875%, 4/01/30	4/23 at 100.00	N/R	438,441
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,687,711

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,670	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.375%, 2/01/35	2/27 at 100.00	AAA	$2,920,927
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B:
1,005	4.000%, 2/01/36	2/29 at 100.00	AAA	1,185,337
1,000	4.000%, 2/01/37	2/29 at 100.00	AAA	1,177,170
	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2020C:
3,325	4.000%, 2/01/30	2/28 at 100.00	AAA	3,897,964
2,840	3.000%, 2/01/36	2/28 at 100.00	AAA	3,087,733
2,100	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Refunding Series 2021A, 5.000%, 8/01/33	No Opt. Call	AA+	2,922,297
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, Certificates of Participation, Series 2020B:
745	5.000%, 4/01/24	No Opt. Call	A+	820,886
900	4.000%, 4/01/28	No Opt. Call	A+	1,062,225
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
280	4.000%, 2/01/32	2/31 at 100.00	Baa1	330,498
250	4.000%, 2/01/34	2/31 at 100.00	Baa1	294,173
425	4.000%, 2/01/38	2/31 at 100.00	Baa1	495,958
700	4.000%, 2/01/41	2/31 at 100.00	Baa1	810,474
71,816	Total Tax Obligation/Limited			82,550,157
	Transportation – 5.4%
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
1,050	5.000%, 1/01/28	1/27 at 100.00	AA-	1,264,840
390	5.000%, 1/01/31	1/27 at 100.00	AA-	468,020
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
200	5.000%, 1/01/25	1/24 at 100.00	A+	219,124
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,185,100
1,175	5.000%, 1/01/32	1/24 at 100.00	A+	1,282,465
200	5.000%, 1/01/33	1/24 at 100.00	A+	218,292
750	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/26 (AMT)	1/24 at 100.00	A+	818,430
270	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 1/01/22	No Opt. Call	A+	271,061
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
30	5.000%, 1/01/31	7/29 at 100.00	A+	37,923
70	5.000%, 1/01/37	7/29 at 100.00	A+	87,591
1,250	5.000%, 1/01/44	7/29 at 100.00	A+	1,544,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
$ 1,570	5.000%, 1/01/30 (AMT)	7/29 at 100.00	A+	$1,981,026
2,000	5.000%, 1/01/35 (AMT)	7/29 at 100.00	A+	2,495,520
1,225	5.000%, 1/01/38 (AMT)	7/29 at 100.00	A+	1,519,527
2,215	5.000%, 1/01/39 (AMT)	7/29 at 100.00	A+	2,742,746
3,000	5.000%, 1/01/44 (AMT)	7/29 at 100.00	A+	3,680,880
8,500	5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	10,367,535
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
125	5.000%, 1/01/33	1/27 at 100.00	AA-	149,875
1,630	5.000%, 1/01/37	1/27 at 100.00	AA-	1,947,475
5,580	5.000%, 1/01/46	1/27 at 100.00	AA-	6,626,083
475	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%, 1/01/34 (AMT)	1/27 at 100.00	A+	563,744
33,705	Total Transportation			40,471,932
	U.S. Guaranteed – 1.6% (4)
1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,225,664
2,000	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	2,155,940
720	Otter Tail County, Minnesota, General Obligation Bonds, Capital Improvement Series 2016A, 3.000%, 2/01/23 (ETM)	No Opt. Call	AA	743,227
555	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	BB	572,560
1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	1,875,712
3,715	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	4,078,364
1,530	Worthington Independent School District 518, Nobles County, Minnesota, Certificates of Participation, Series 2017A, 4.000%, 2/01/42 (Pre-refunded 2/01/26)	2/26 at 100.00	A+	1,743,129
11,255	Total U.S. Guaranteed			12,394,596
	Utilities – 8.5%
250	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings - Southeast Twin Cities Transmission Project, Refunding Series 2021, 4.000%, 1/01/42 – AGM Insured	1/30 at 100.00	AA	291,980
300	Elk River, Minnesota, Electric Revenue Bonds, Series 2021B, 5.000%, 8/01/28	No Opt. Call	Aa3	377,532
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,397,592
135	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	165,472
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	242,593

Nuveen Minnesota Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
$ 1,000	4.000%, 10/01/31	10/24 at 100.00	A1	$1,082,360
1,000	4.000%, 10/01/32	10/24 at 100.00	A1	1,081,490
2,250	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/47	10/26 at 100.00	A1	2,629,508
3,500	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	AA	4,095,525
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017A:
390	4.000%, 10/01/28	10/27 at 100.00	A-	448,212
675	4.000%, 10/01/33	10/27 at 100.00	A-	759,935
	Saint Paul Housing and Redevelopment Authority, Minnesota, District Energy Revenue Bonds, Refunding Series 2017B:
355	4.000%, 10/01/28	10/27 at 100.00	A-	407,987
270	4.000%, 10/01/29	10/27 at 100.00	A-	308,197
2,000	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	2,215,420
1,180	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-4, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,295,805
	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-1. 501 C3:
300	3.000%, 10/01/34	10/27 at 100.00	A-	317,613
675	4.000%, 10/01/41	10/27 at 100.00	A-	749,021
1,100	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2021-2, 4.000%, 10/01/40 (AMT)	10/27 at 100.00	A-	1,207,954
1,075	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 5.000%, 1/01/27	1/26 at 100.00	AA-	1,263,308
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
755	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	A+	754,879
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	3,041,680
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	10,390,583
5,005	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	4,879,074
7,255	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	6,958,996
	Thief River Falls, Minnesota, Electric Revenue Bonds, Series 2018A:
230	4.000%, 2/01/35 – AGM Insured	2/26 at 100.00	AA	254,812
260	4.000%, 2/01/38 – AGM Insured	2/26 at 100.00	AA	287,058
13,965	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	16,990,517
58,985	Total Utilities			63,895,103
$ 650,065	Total Long-Term Investments (cost $698,531,404)			736,146,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2%
	MUNICIPAL BONDS – 1.2%
	Health Care – 1.2%
$ 6,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A, 0.030%, 11/15/48 (5)	11/21 at 100.00	AA+	$6,000,000
3,170	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2007C2, 0.040%, 11/15/34 (Mandatory Put 12/07/21) (5)	11/21 at 100.00	AA+	3,170,000
$ 9,170	Total Short-Term Investments (cost $9,170,000)			9,170,000
	Total Investments (cost $707,701,404) – 98.8%			745,316,733
	Other Assets Less Liabilities – 1.2%			8,741,786
	Net Assets – 100%			$ 754,058,519
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.0%
	MUNICIPAL BONDS – 93.0%
	Consumer Staples – 0.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$73,536
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,031,090
1,065	Total Consumer Staples			1,104,626
	Education and Civic Organizations – 9.3%
1,500	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A2	1,786,965
4,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 4.000%, 7/01/46	1/32 at 100.00	A2	4,724,400
	Saline County, Nebraska, Educational Facilities Revenue Bonds, Doane College Project, Refunding Series 2020A:
360	3.000%, 2/15/34	2/29 at 100.00	A	380,754
445	3.000%, 2/15/35	2/29 at 100.00	A	469,235
500	Southeast Community College Area, Nebraska, Facilities Revenue Bonds, Series 2020, 3.000%, 3/15/45 – AGM Insured	7/25 at 100.00	AA	514,245
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds, Refunding Series 2017B, 4.000%, 5/15/37	11/27 at 100.00	Aa1	1,154,630
2,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 5.000%, 7/15/51	7/31 at 100.00	Aa1	2,599,240
1,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 5.000%, 7/15/31	No Opt. Call	Aa1	1,352,880
10,805	Total Education and Civic Organizations			12,982,349
	Health Care – 6.4%
200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB	230,212
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
575	4.000%, 11/15/40	11/30 at 100.00	AA-	681,409
300	4.000%, 11/15/41	11/30 at 100.00	AA-	354,678
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
180	5.000%, 11/15/37	5/27 at 100.00	AA-	214,814
1,060	5.000%, 11/15/47	5/27 at 100.00	AA-	1,265,704
650	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28	5/26 at 100.00	AA-	769,944

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	A-	$848,873
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A	552,470
1,000	5.000%, 11/01/45	11/25 at 100.00	A	1,144,290
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	584,195
250	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	BBB	294,300
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
500	5.000%, 7/01/34	7/25 at 100.00	BBB	563,520
435	5.000%, 7/01/35	7/25 at 100.00	BBB	489,906
875	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37	2/27 at 100.00	BB+	983,964
7,800	Total Health Care			8,978,279
	Housing/Single Family – 0.6%
660	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	687,311
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A:
100	1.850%, 9/01/35	3/30 at 100.00	AA+	100,168
50	1.950%, 9/01/37	3/30 at 100.00	AA+	50,179
810	Total Housing/Single Family			837,658
	Long-Term Care – 3.0%
	Nebraska Educational, Health, Cultural and Social Services Finance Authority, Revenue Bonds, Immanuel Retirement Communities Obligated Group, Series 2019A:
3,500	4.000%, 1/01/44	1/26 at 102.00	AA	3,942,925
200	4.000%, 1/01/49	1/26 at 102.00	AA	225,298
3,700	Total Long-Term Care			4,168,223
	Tax Obligation/General – 29.9%
	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2019:
600	4.000%, 12/15/38	5/29 at 100.00	Aa3	693,654
975	4.000%, 12/15/44	5/29 at 100.00	Aa3	1,114,123
	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016:
1,000	4.000%, 12/15/30	4/26 at 100.00	AA-	1,136,640
500	3.000%, 12/15/36	4/26 at 100.00	AA-	524,830
1,500	Dodge County School District 1 Fremont, Nebraska, General Obligation Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40	12/29 at 100.00	A+	1,738,935

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,090	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, School Building Series 2019, 4.000%, 6/15/33	3/24 at 100.00	AA-	$1,173,080
1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA-	1,076,510
1,500	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2020B, 3.000%, 12/15/45	8/25 at 100.00	AA-	1,578,855
1,500	Douglas County School District 1, Nebraska, General Obligation Bonds, Omaha Public Schools Series 2020, 3.000%, 12/15/43	1/30 at 100.00	AA	1,642,410
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA-	854,722
1,000	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2018, 4.000%, 12/15/38	12/28 at 100.00	AA-	1,172,390
750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	AA-	878,812
	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2020:
430	4.000%, 12/15/39	12/30 at 100.00	AA-	512,358
400	4.000%, 12/15/40	12/30 at 100.00	AA-	475,764
1,360	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020, 3.000%, 12/15/36	12/30 at 100.00	AA	1,545,042
	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020:
3,240	5.000%, 1/15/30	No Opt. Call	AAA	4,237,240
1,000	3.000%, 1/15/43	7/30 at 100.00	AAA	1,102,410
195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	234,242
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2017A, 4.000%, 4/15/33	4/27 at 100.00	AA+	571,690
500	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2018A, 4.000%, 1/15/37	1/27 at 100.00	AA+	565,515
1,000	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2019, 4.000%, 4/15/38	4/29 at 100.00	AA+	1,182,440
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2020A:
380	4.000%, 4/15/31	4/30 at 100.00	AA+	466,887
540	3.000%, 4/15/39	4/30 at 100.00	AA+	594,810
500	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A, 5.000%, 1/15/33	1/27 at 100.00	AA+	599,940
1,000	Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A, 4.000%, 1/15/40	1/29 at 100.00	AA+	1,172,850
	Omaha-Douglas Public Building Commission, Nebraska, General Obligation Bonds, Series 2020B:
1,000	3.000%, 5/01/36	5/29 at 100.00	AA+	1,109,150
1,280	4.000%, 5/01/43	5/29 at 100.00	AA+	1,498,189

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B:
$ 750	4.000%, 12/01/35	12/30 at 100.00	Aa2	$915,570
1,000	3.000%, 12/01/40	12/30 at 100.00	Aa2	1,093,440
750	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43	6/29 at 100.00	AA-	873,457
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2019:
1,000	5.000%, 6/15/40	6/29 at 100.00	AA-	1,241,520
1,000	5.000%, 6/15/41	6/29 at 100.00	AA-	1,239,050
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Series 2020B:
750	3.000%, 12/15/43	12/25 at 100.00	AA-	802,432
750	3.000%, 12/15/44	12/25 at 100.00	AA-	802,163
1,000	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40	12/30 at 100.00	Aa3	1,204,250
	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021:
500	3.000%, 12/15/42	12/30 at 100.00	A+	555,060
2,000	3.000%, 12/15/50	12/30 at 100.00	A+	2,144,020
	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018:
215	5.000%, 12/15/30	6/28 at 100.00	Aa1	268,133
1,000	5.000%, 12/15/47	6/28 at 100.00	Aa1	1,206,640
36,205	Total Tax Obligation/General			41,799,223
	Tax Obligation/Limited – 4.7%
500	Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project, Series 2018, 4.000%, 9/15/27	9/23 at 100.00	A	530,720
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	266,044
430	Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series 2020, 3.000%, 11/15/30	11/25 at 100.00	Aa2	466,391
500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%, 6/01/36	6/26 at 100.00	AA+	560,595
1,000	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Series 2020B, 3.000%, 4/15/40	4/30 at 100.00	AA+	1,103,720
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
750	4.550%, 7/01/40	7/28 at 100.00	N/R	851,948
800	4.750%, 7/01/53	7/28 at 100.00	N/R	906,648
600	5.000%, 7/01/58	7/28 at 100.00	N/R	688,830
1,075	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%, 7/01/58	7/31 at 100.00	Baa1	1,221,114
5,920	Total Tax Obligation/Limited			6,596,010

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 5.2%
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
$ 145	6.000%, 10/01/34 – AGM Insured (AMT)	10/23 at 100.00	Baa2	$158,004
80	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	86,700
70	Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	83,652
825	Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	887,089
	Lincoln, Nebraska, Airport Revenue Bonds, Series 2021:
1,000	4.000%, 7/01/35 (AMT)	7/31 at 100.00	Aa1	1,209,910
1,000	4.000%, 7/01/36 (AMT)	7/31 at 100.00	Aa1	1,203,300
	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A:
1,000	5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	1,192,950
1,000	5.000%, 12/15/36 (AMT)	12/26 at 100.00	Aa3	1,194,220
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,235,620
6,120	Total Transportation			7,251,445
	U.S. Guaranteed – 9.0% (4)
500	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2017, 4.500%, 12/15/44 (Pre-refunded 1/31/22)	1/22 at 100.00	Aa3	503,580
	Colfax County School District 123 Schuyler Community Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
500	4.000%, 12/15/36 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	544,115
500	4.000%, 12/15/39 (Pre-refunded 5/22/24)	5/24 at 100.00	A1	544,115
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
355	6.000%, 10/01/34 (Pre-refunded 10/01/23) – AGM Insured (AMT)	10/23 at 100.00	Baa2	390,763
85	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2	94,143
	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25 (Pre-refunded 4/01/22)	4/22 at 100.00	A-	691,994
410	4.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	A-	415,162
1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34 (Pre-refunded 1/01/22)	1/22 at 100.00	A+	1,857,178
	Omaha, Nebraska, General Obligation Bonds, Refunding & Various Purpose Series 2013A:
715	4.500%, 11/15/28 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	774,181
365	4.500%, 11/15/29 (Pre-refunded 11/15/23)	11/23 at 100.00	AA+	395,211
500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 4.000%, 12/15/31 (Pre-refunded 6/15/22)	6/22 at 100.00	AA	510,315
750	Platte County School District 001, Columbus Public Schools, Nebraska, General Obligation Bonds, School Building Series 2014, 5.000%, 12/15/39 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa3	838,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Sarpy County School District 1, Bellevue Public School, Nebraska, General Obligation Bonds, School Building Series 2017:
$ 550	5.000%, 12/15/29 (Pre-refunded 12/15/27)	12/27 at 100.00	Aa3	$685,404
520	5.000%, 12/15/35 (Pre-refunded 12/15/27)	12/27 at 100.00	Aa3	648,019
500	Scotts Bluff County School District 16, Nebraska, General Obligation Bonds, Gering Public Schools Series 2017, 5.000%, 12/01/46 (Pre-refunded 5/30/22)	5/22 at 100.00	A1	511,920
600	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Refunding Series 2017A, 5.000%, 5/15/32 (Pre-refunded 11/15/27)	11/27 at 100.00	Aa1	749,190
1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa1	1,003,920
1,125	University of Nebraska, Revenue Bonds, Refunding Omaha Student Health & Recreation Project Series 2016B, 3.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	Aa1	1,244,959
220	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23 (ETM)	No Opt. Call	BBB+	237,635
11,730	Total U.S. Guaranteed			12,640,461
	Utilities – 24.1%
800	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	800,000
465	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/37	No Opt. Call	A	653,971
2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	2,431,780
	Columbus, Nebraska, Combined Revenue Bonds, Refunding Series 2020:
375	4.000%, 6/15/34	6/30 at 100.00	AA	452,798
400	4.000%, 6/15/35	6/30 at 100.00	AA	482,176
1,185	District Energy Corporation, Nebraska, Facility Revenue Bonds, NSP System Series 2021, 4.000%, 7/01/45	7/31 at 100.00	AA+	1,403,289
1,000	District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding Series 2021A, 5.000%, 7/01/28	No Opt. Call	AA+	1,254,480
	Grand Island, Nebraska, Combined Utilities Revenue Bonds, Refunding Series 2020A:
750	4.000%, 8/15/35 – AGM Insured	8/30 at 100.00	AA	895,867
800	4.000%, 8/15/37 – AGM Insured	8/30 at 100.00	AA	952,336
1,930	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	2,234,612
235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	242,593
870	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%, 9/01/34	3/27 at 100.00	AA	1,048,054
450	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%, 9/01/33	3/30 at 100.00	AA	586,337
500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	AA	541,440
110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A+	111,684
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2016A, 5.000%, 1/01/41	1/26 at 100.00	A+	1,739,445
3,000	Nebraska Public Power District, General Revenue Bonds, Series 2021D, 4.000%, 1/01/44	1/31 at 100.00	A+	3,596,340

Nuveen Nebraska Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2015C, 4.000%, 2/01/38	2/25 at 100.00	AA	$546,315
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Series 2016A, 4.000%, 2/01/38	2/26 at 100.00	AA	1,116,960
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,221,760
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2018A, 5.000%, 2/01/39	2/28 at 100.00	AA	1,220,850
320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	339,379
1,500	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,769,190
	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Refunding Series 2020A:
440	4.000%, 4/01/38	4/30 at 100.00	AA	529,769
370	4.000%, 4/01/39	4/30 at 100.00	AA	444,296
300	4.000%, 4/01/40	4/30 at 100.00	AA	359,382
1,850	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2014, 5.000%, 11/15/34	11/24 at 100.00	AA	2,089,982
1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,128,970
1,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40	7/26 at 100.00	A2	1,766,715
800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,000,064
800	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	822,216
29,100	Total Utilities			33,783,050
$ 113,255	Total Long-Term Investments (cost $124,224,925)			130,141,324
	Other Assets Less Liabilities – 7.0%			9,795,824
	Net Assets – 100%			$ 139,937,148
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
See accompanying notes to financial statements.

Nuveen Oregon Intermediate Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.0%
	MUNICIPAL BONDS – 97.0%
	Education and Civic Organizations – 3.8%
$ 1,095	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A, 5.000%, 5/01/30	5/25 at 100.00	BBB	$1,231,437
	Forest Grove, Oregon, Student Housing Revenue Bonds, Oak Tree Foundation, Inc. Project, Series 2017:
350	5.000%, 3/01/23	No Opt. Call	BBB-	366,765
440	5.000%, 3/01/24	No Opt. Call	BBB-	476,340
505	5.000%, 3/01/25	No Opt. Call	BBB-	562,504
110	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	124,215
920	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	1,017,336
100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	109,311
600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	642,672
	Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A:
795	5.000%, 7/01/30	7/27 at 100.00	Aa2	966,132
425	4.000%, 7/01/32	7/27 at 100.00	Aa2	489,235
	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A	510,799
700	5.000%, 4/01/30	4/25 at 100.00	A	793,632
1,500	Yamhill County, Oregon, Revenue Bonds, George Fox University Project, Refunding Series 2021, 4.000%, 12/01/36 (WI/DD, Settling 12/01/21)	12/31 at 100.00	A-	1,804,905
	Yamhill County, Oregon, Revenue Bonds, Linfield University Project, Refunding Series 2020A:
850	4.000%, 10/01/23	No Opt. Call	Baa2	900,150
1,000	5.000%, 10/01/35	10/30 at 100.00	Baa2	1,266,760
9,840	Total Education and Civic Organizations			11,262,193
	Health Care – 12.5%
1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	A-	1,066,650
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A:
375	4.000%, 1/01/33	1/26 at 100.00	A+	415,178
1,000	5.000%, 1/01/33	1/26 at 100.00	A+	1,154,520

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2020A:
$ 510	5.000%, 1/01/29	No Opt. Call	A+	$646,435
715	4.000%, 1/01/34	1/31 at 100.00	A+	862,962
	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
265	5.000%, 9/01/28	9/26 at 100.00	A	313,047
730	5.000%, 9/01/29	9/26 at 100.00	A	858,334
200	5.000%, 9/01/30	9/26 at 100.00	A	234,318
600	5.000%, 9/01/31	9/26 at 100.00	A	701,400
270	5.000%, 9/01/32	9/26 at 100.00	A	315,206
500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	9/22 at 100.00	A	512,240
1,870	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33	8/30 at 100.00	A+	2,418,097
1,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	A+	1,180,280
	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	AA-	765,728
4,155	4.125%, 11/15/32	5/24 at 100.00	AA-	4,445,476
1,815	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A, 5.000%, 10/01/23	No Opt. Call	AA-	1,972,070
600	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/30	No Opt. Call	BBB+	778,800
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	578,028
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,577,730
	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA-	948,809
1,195	5.000%, 7/01/26	7/22 at 100.00	AA-	1,225,628
4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA-	4,758,760
	Oregon Health and Science University, Revenue Bonds, Series 2019A:
1,070	5.000%, 7/01/29	No Opt. Call	AA-	1,376,994
1,000	5.000%, 7/01/30	1/30 at 100.00	AA-	1,293,430
500	5.000%, 7/01/31	1/30 at 100.00	AA-	644,200
2,235	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 5.000%, 5/15/32	5/29 at 100.00	AA-	2,829,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A:
$ 1,355	5.000%, 5/15/29	5/26 at 100.00	AA-	$1,588,629
560	5.000%, 5/15/30	5/26 at 100.00	AA-	656,186
1,000	5.000%, 5/15/31	5/26 at 100.00	AA-	1,170,780
31,980	Total Health Care			37,289,760
	Housing/Multifamily – 0.7%
	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
285	4.000%, 9/01/22	No Opt. Call	Aa2	292,250
195	4.000%, 9/01/23	3/23 at 100.00	Aa2	202,925
340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	376,084
1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB-	1,060,690
155	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (AMT)	12/21 at 100.00	Aa2	155,504
1,975	Total Housing/Multifamily			2,087,453
	Housing/Single Family – 0.6%
	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A:
935	1.900%, 1/01/33	7/30 at 100.00	Aa2	930,774
825	1.950%, 7/01/33	7/30 at 100.00	Aa2	824,439
1,760	Total Housing/Single Family			1,755,213
	Information Technology – 0.8%
2,375	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	2,451,048
	Long-Term Care – 3.7%
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc., Series 2020A:
285	5.000%, 11/15/27	11/25 at 102.00	N/R	319,582
300	5.000%, 11/15/28	11/25 at 102.00	N/R	335,187
315	5.000%, 11/15/29	11/25 at 102.00	N/R	350,677
330	5.000%, 11/15/30	11/25 at 102.00	N/R	366,049

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A:
$ 525	4.000%, 5/15/24	No Opt. Call	N/R	$553,623
445	4.000%, 11/15/24	No Opt. Call	N/R	474,085
355	4.000%, 5/15/25	No Opt. Call	N/R	380,535
460	4.000%, 11/15/25	No Opt. Call	N/R	497,706
200	4.000%, 5/15/26	11/25 at 102.00	N/R	217,670
400	4.000%, 11/15/26	11/25 at 102.00	N/R	439,124
350	4.000%, 5/15/27	11/25 at 102.00	N/R	385,606
350	4.000%, 11/15/27	11/25 at 102.00	N/R	388,682
450	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013A, 5.000%, 10/01/24	10/23 at 100.00	A-	485,694
1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BB+	1,547,220
325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	BB+	371,979
440	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	466,686
135	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A, 4.000%, 12/01/36	12/28 at 103.00	BB+	152,169
1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,080,747
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
120	5.000%, 5/15/22	No Opt. Call	BBB-	122,239
550	5.750%, 5/15/27	5/22 at 100.00	BBB-	561,561
1,150	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	1,264,621
220	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36	11/28 at 103.00	N/R	262,959
10,245	Total Long-Term Care			11,024,401
	Tax Obligation/General – 42.5%
1,365	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/26	No Opt. Call	AA+	1,630,970
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
350	5.000%, 6/15/26	No Opt. Call	AA+	419,066
2,835	5.000%, 6/15/27	No Opt. Call	AA+	3,491,217
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2020:
625	4.000%, 6/15/31	6/30 at 100.00	Aa1	765,081
500	4.000%, 6/15/34	6/30 at 100.00	Aa1	608,215
750	4.000%, 6/15/35	6/30 at 100.00	Aa1	910,792

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Boardman, Morrow County, Oregon, General Obligation Bonds, Series 2021, 4.000%, 6/15/33 – BAM Insured	6/29 at 100.00	AA	$1,186,460
500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA	554,760
1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,226,071
200	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa2	233,188
1,665	Clackamas and Multnomah Counties School District 7J Lake Oswego, Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32	6/27 at 100.00	AA+	1,921,876
1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,443,750
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,000	5.000%, 6/15/30	6/27 at 100.00	AA+	1,228,300
2,000	5.000%, 6/15/33	6/27 at 100.00	AA+	2,437,540
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
585	5.000%, 6/15/31	6/28 at 100.00	Aa1	733,684
550	5.000%, 6/15/32	6/28 at 100.00	Aa1	688,413
1,500	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,833,345
605	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33	6/28 at 100.00	AA+	756,196
	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2020A:
775	4.000%, 6/15/33	6/30 at 100.00	Aa1	944,547
560	4.000%, 6/15/34	6/30 at 100.00	Aa1	678,686
	Clatskanie School District 6J, Columbia and Clatsop Counties, Oregon, General Obligation Bonds, Series 2021:
250	4.000%, 6/15/31	No Opt. Call	AA+	311,205
270	4.000%, 6/15/32	6/31 at 100.00	AA+	334,876
250	4.000%, 6/15/33	6/31 at 100.00	AA+	308,195
560	Clatsop County School District 1C Astoria, Oregon, General Obligation Bonds, Series 2019B, 5.000%, 6/15/30	6/29 at 100.00	Aa1	721,342
500	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/31	6/29 at 100.00	Aa2	639,555
450	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/33	6/27 at 100.00	Aa1	548,447
	Coos County School District 9 Coos Bay, Oregon, General Obligation Bonds, Series 2020:
185	5.000%, 6/15/31	6/30 at 100.00	AA+	243,164
430	5.000%, 6/15/33	6/30 at 100.00	AA+	562,780
765	5.000%, 6/15/34	6/30 at 100.00	AA+	999,350
1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	976,060

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Deschutes County School District 6, Sisters, Oregon, General Obligation Bonds, Series 2021:
$ 530	4.000%, 6/15/32	6/31 at 100.00	Aa1	$658,424
875	4.000%, 6/15/34	6/31 at 100.00	Aa1	1,073,782
3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008B, 0.000%, 6/15/22	No Opt. Call	Aa1	3,052,373
	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2021:
300	4.000%, 6/15/32	6/31 at 100.00	Aa1	375,132
485	4.000%, 6/15/33	6/31 at 100.00	Aa1	602,792
375	4.000%, 6/15/34	6/31 at 100.00	Aa1	465,090
300	4.000%, 6/15/35	6/31 at 100.00	Aa1	371,082
300	4.000%, 6/15/36	6/31 at 100.00	Aa1	370,539
380	4.000%, 6/15/37	6/31 at 100.00	Aa1	467,427
2,035	Greater Albany School District 8J, Linn & Benton Counties, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/32	6/27 at 100.00	AA+	2,483,209
2,825	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/29	6/26 at 100.00	AA+	3,215,358
	Jackson County School District 5 Ashland, Oregon, General Obligation Bonds, Series 2019:
2,120	5.000%, 6/15/31	6/29 at 100.00	AA+	2,718,773
2,335	5.000%, 6/15/32	6/29 at 100.00	AA+	2,987,749
1,620	5.000%, 6/15/33	6/29 at 100.00	AA+	2,069,582
1,250	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/15/28	6/25 at 100.00	AA+	1,443,750
	Jackson County School District 6, Central Point, Oregon, General Obligation Bonds, Series 2019A:
1,675	4.000%, 6/15/34	6/29 at 100.00	Aa1	1,997,119
1,700	4.000%, 6/15/35	6/29 at 100.00	Aa1	2,023,867
375	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	12/21 at 100.00	Aa3	376,553
	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2021B:
800	4.000%, 6/15/34	6/31 at 100.00	Aa1	1,000,320
1,520	4.000%, 6/15/35	6/31 at 100.00	Aa1	1,897,097
1,200	Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2017, 4.000%, 12/01/31	12/27 at 100.00	AAA	1,409,316
2,070	Lane Community College, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/15/34	6/30 at 100.00	Aa1	2,514,284
1,105	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/35	6/29 at 100.00	Aa1	1,315,514
510	Lebanon Rural Fire Protection District, Linn County, Oregon, General Obligation Bonds, Series 2020, 4.000%, 6/15/33 – BAM Insured	6/27 at 100.00	AA	577,907
205	Linn and Marion Counties School District 129J Santiam Canyon, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/34	6/29 at 100.00	AA+	261,281

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
$ 1,135	5.000%, 6/15/32	6/30 at 100.00	AA+	$1,488,098
1,000	5.000%, 6/15/33	6/30 at 100.00	AA+	1,308,790
3,000	5.000%, 6/15/34	6/30 at 100.00	AA+	3,916,170
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Series 2018:
1,500	5.000%, 6/15/31	6/28 at 100.00	AA+	1,881,240
2,000	5.000%, 6/15/33	6/28 at 100.00	AA+	2,507,000
1,000	Marion County School District 15 North Marion, Oregon, General Obligation Bonds, Series 2018B, 5.000%, 6/15/31	6/28 at 100.00	AA+	1,250,570
2,500	Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34	6/30 at 100.00	AAA	3,072,850
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Refunding Series 2020:
200	4.000%, 6/01/32	6/30 at 100.00	Aa3	242,234
135	4.000%, 6/01/33	6/30 at 100.00	Aa3	163,211
250	3.000%, 6/01/34	6/30 at 100.00	Aa3	277,485
	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,845	5.000%, 6/15/29	6/25 at 100.00	Aa1	2,127,451
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,594,452
1,190	Nestucca Valley School District 101, Tillamook & Yamhill Counties, Oregon, General Obligation Bonds, Series 2018B. Current Interest, 5.000%, 6/15/29	6/28 at 100.00	AA+	1,492,355
	Oregon City, Oregon, General Obligation Bonds, Series 2018:
360	5.000%, 6/01/30	6/28 at 100.00	AA+	451,256
765	5.000%, 6/01/31	6/28 at 100.00	AA+	955,684
25	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B, 5.000%, 1/01/23 (AMT)	12/21 at 100.00	AA+	25,061
2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,674,498
	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
325	5.000%, 6/01/27	6/26 at 100.00	A1	383,591
350	5.000%, 6/01/28	6/26 at 100.00	A1	411,912
750	5.000%, 6/01/29	6/26 at 100.00	A1	880,500
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,168,240
770	5.000%, 6/01/31	6/26 at 100.00	A1	897,335
1,210	Phoenix-Talent School District 4, Jackson County, Oregon, General Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32	6/28 at 100.00	AA+	1,510,177
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
225	3.750%, 6/15/28	No Opt. Call	N/R	243,155
180	4.000%, 6/15/33	6/28 at 100.00	N/R	199,327
900	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29	6/26 at 100.00	AA+	1,070,919

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2018:
$ 1,500	5.000%, 6/15/29	6/26 at 100.00	AA+	$1,787,085
1,050	5.000%, 6/15/30	6/26 at 100.00	AA+	1,250,445
2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aaa	2,485,096
340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	Aa3	346,140
350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	Aa3	389,536
630	Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1, 5.000%, 6/01/36	12/28 at 100.00	Aa3	789,623
500	Rogue Community College District, Jackson and Jospehine Counties, Oregon, General Obligation Bonds, Jackson County Service Area, Series 2016B, 4.000%, 6/15/31	6/26 at 100.00	Aa1	567,420
800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	798,928
	Sherwood, Oregon, General Obligation Bonds, Refunding Full Faith & Credit Series 2021:
605	4.000%, 6/01/31	6/30 at 100.00	Aa2	742,849
650	4.000%, 6/01/32	6/30 at 100.00	Aa2	796,016
675	4.000%, 6/01/33	6/30 at 100.00	Aa2	828,178
330	4.000%, 6/01/34	6/30 at 100.00	Aa2	404,121
	Umatilla County School District 6R Umatilla, Oregon, General Obligation Bonds, Series 2017:
245	0.000%, 6/15/27 (4)	No Opt. Call	AA+	278,928
340	0.000%, 6/15/29 (4)	6/27 at 100.00	AA+	382,653
315	0.000%, 6/15/31 (4)	6/27 at 100.00	AA+	352,699
1,000	Umatilla County School District R61Stanfield, Oregon, General Obligation Bonds, Series 2019, 4.000%, 6/15/34	6/29 at 100.00	AA+	1,196,270
1,260	Washington and Clackamas Counties School District 23J Tigard-Tualatin, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,536,961
965	Washington County School District 15, Forest Grove, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	937,922
1,320	Washington County, Oregon, General Obligation Bonds, Full Faith & Credit Obligation Series 2016B, 4.000%, 3/01/31	3/26 at 100.00	Aaa	1,487,640
	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2017:
990	5.000%, 6/15/31	6/27 at 100.00	Aa1	1,214,334
3,750	5.000%, 6/15/32	6/27 at 100.00	Aa1	4,591,837
1,000	Washington, Clackamas and Yamhill Counties School District 88J Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%, 6/15/30	6/27 at 100.00	AA+	1,228,300
1,500	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Series 2021B, 4.000%, 6/15/32	6/31 at 100.00	Aa1	1,872,600
	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 6/15/31	6/26 at 100.00	AA+	1,138,660
1,000	4.000%, 6/15/32	6/26 at 100.00	AA+	1,135,790

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 195	Yamhill County School District 8 Dayton, Oregon, General Obligation Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33	6/29 at 100.00	AA+	$ 249,116
105,985	Total Tax Obligation/General			127,048,159
	Tax Obligation/Limited – 8.5%
	Beaverton, Oregon, Special Revenue Bonds, Series 2020A:
300	5.000%, 6/01/32	6/30 at 100.00	Aa3	390,141
400	5.000%, 6/01/34	6/30 at 100.00	Aa3	517,192
	Deschutes Public Library District, Deschutes County, Oregon, General Obligation Bonds, Series 2021:
900	4.000%, 6/01/31	No Opt. Call	Aa2	1,123,308
600	4.000%, 6/01/33	6/31 at 100.00	Aa2	740,994
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,260	5.000%, 11/15/28	11/25 at 100.00	BB	2,591,158
500	5.000%, 11/15/29	11/25 at 100.00	BB	570,975
750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/30	6/27 at 100.00	Aa3	914,858
1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,402,791
	Oregon State Bond Bank, Revenue Bonds, Oregon Business Development Department, Refunding Series 2021A:
275	5.000%, 1/01/31	No Opt. Call	AA+	365,863
285	5.000%, 1/01/32	1/31 at 100.00	AA+	377,944
200	5.000%, 1/01/33	1/31 at 100.00	AA+	264,684
1,090	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Subordinate Lien Series 2020A, 5.000%, 11/15/35	11/30 at 100.00	AA+	1,441,525
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	Aa3	1,025,590
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
499	0.000%, 7/01/29	7/28 at 98.64	N/R	431,685
2,191	0.000%, 7/01/31	7/28 at 91.88	N/R	1,760,622
1,906	0.000%, 7/01/33	7/28 at 86.06	N/R	1,427,251
614	4.500%, 7/01/34	7/25 at 100.00	N/R	671,722
1,260	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	1,414,350
1,600	Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds, Series 2018, 5.000%, 12/15/30	6/28 at 100.00	A3	1,963,664
1,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27	No Opt. Call	A	1,226,380
	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000	5.000%, 10/01/31	4/28 at 100.00	A	1,224,190
750	4.000%, 10/01/33	4/28 at 100.00	A	862,718

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 340	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2019A, 5.000%, 9/01/34	9/29 at 100.00	AAA	$437,692
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2021A:
750	5.000%, 9/01/33	9/31 at 100.00	AAA	1,012,207
1,000	5.000%, 9/01/34	9/31 at 100.00	AAA	1,346,620
22,740	Total Tax Obligation/Limited			25,506,124
	Transportation – 4.4%
	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	465,211
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	506,566
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	448,225
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	393,516
500	Port of Portland, Oregon, International Airport Revenue Bonds, Refunding Series 2020-26C, 5.000%, 7/01/28 (AMT)	No Opt. Call	A+	621,480
1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (AMT)	12/21 at 100.00	A+	1,032,585
1,265	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	A+	1,458,381
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2019-25B:
1,105	5.000%, 7/01/31 (AMT)	7/29 at 100.00	A+	1,389,394
1,850	5.000%, 7/01/33 (AMT)	7/29 at 100.00	A+	2,317,328
2,500	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A, 5.000%, 7/01/33 (AMT)	7/30 at 100.00	A+	3,172,825
1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	12/21 at 100.00	A	1,514,955
11,305	Total Transportation			13,320,466
	U.S. Guaranteed – 10.7% (5)
1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,235,622
2,000	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/30 (Pre-refunded 6/15/25)	6/25 at 100.00	AA+	2,320,320
1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28 (Pre-refunded 6/15/24)	6/24 at 100.00	AA+	1,269,168
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014:
255	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	284,345
325	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	AA	362,833
525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 100.00	AA+	538,645
2,500	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB	2,542,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,635	Lake County School District 52 Bethel, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/33 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	$1,828,273
	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015:
1,000	5.000%, 6/15/27 (Pre-refunded 6/15/25)	6/25 at 100.00	Aa1	1,156,340
1,000	5.000%, 6/15/33 (Pre-refunded 6/15/25)	6/25 at 100.00	Aa1	1,156,340
300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24 (Pre-refunded 6/15/23)	6/23 at 100.00	Aa1	321,711
	Oregon Facilities Authority, Revenue Bonds, CHF-Ashland, LLC Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	1,213,843
400	4.700%, 7/01/33 (Pre-refunded 7/01/22)	7/22 at 100.00	A2	410,548
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,250,151
1,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	1,136,440
	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,272,880
2,500	5.000%, 11/15/28 (Pre-refunded 11/15/24)	11/24 at 100.00	AAA	2,841,100
	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012:
1,435	5.000%, 8/01/26 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	1,481,092
1,915	5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	1,976,510
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A:
1,000	4.000%, 9/01/31 (Pre-refunded 9/01/26)	9/26 at 100.00	AAA	1,159,960
655	4.000%, 9/01/32 (Pre-refunded 9/01/26)	9/26 at 100.00	AAA	759,774
	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 9/01/30 (Pre-refunded 9/01/27)	9/27 at 100.00	AAA	1,241,590
855	5.000%, 9/01/31 (Pre-refunded 9/01/27)	9/27 at 100.00	AAA	1,061,560
1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29 (Pre-refunded 6/15/24)	6/24 at 100.00	Aa1	1,207,667
28,785	Total U.S. Guaranteed			32,029,637
	Utilities – 8.8%
1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,393,640
1,035	Bend, Oregon, Sewer Revenue Bonds, Series 2020, 5.000%, 5/01/33	5/30 at 100.00	AA	1,355,332
	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA-	548,485
350	5.000%, 12/01/33	12/25 at 100.00	AA-	407,054
350	5.000%, 12/01/34	12/25 at 100.00	AA-	406,455
270	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016, 5.000%, 11/01/33	5/25 at 100.00	AA-	308,499

Nuveen Oregon Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	$521,705
	Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A:
250	4.000%, 8/01/32	8/30 at 100.00	Aa2	304,803
650	4.000%, 8/01/33	8/30 at 100.00	Aa2	791,069
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A-	1,231,183
1,120	5.000%, 7/01/29	7/26 at 100.00	A-	1,290,621
1,180	5.000%, 7/01/30	7/26 at 100.00	A-	1,354,156
2,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding Second Lien Series 2019A, 5.000%, 3/01/32	9/29 at 100.00	AA	2,584,000
1,880	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2018A, 4.500%, 5/01/30	5/26 at 100.00	AA	2,185,406
2,500	Portland, Oregon, Water System Revenue Bonds, Refunding First Lien Series 2016A, 4.000%, 4/01/33	4/26 at 100.00	Aa1	2,829,350
3,000	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2019A, 5.000%, 5/01/34	11/29 at 100.00	Aa2	3,879,690
1,015	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A	No Opt. Call	N/R	1,268,831
	Rockwood Water People's Utility District, Oregon, Water Revenue Bonds, Refunding Series 2021:
300	4.000%, 6/15/28	No Opt. Call	Aa3	358,047
235	4.000%, 6/15/29	No Opt. Call	Aa3	285,149
450	4.000%, 6/15/30	No Opt. Call	Aa3	552,816
310	4.000%, 6/15/31	No Opt. Call	Aa3	386,840
255	4.000%, 6/15/33	6/31 at 100.00	Aa3	316,157
1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA	1,045,620
525	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33, 144A	5/29 at 100.00	A3	639,313
22,035	Total Utilities			26,244,221
$ 249,025	Total Long-Term Investments (cost $274,323,918)			290,018,675
	Other Assets Less Liabilities – 3.0%			9,025,144
	Net Assets – 100%			$ 299,043,819

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2021
(Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Assets
Long-term investments, at value (cost $425,090,491, $698,531,404, $124,224,925 and $274,323,918, respectively)	$446,159,820	$736,146,733	$130,141,324	$290,018,675
Short-term investments, at value (cost approximates value)	2,000,000	9,170,000	—	—
Cash	1,088,854	1,363,955	5,764,929	7,008,381
Receivable for:
Interest	4,932,491	8,248,937	1,699,064	3,944,055
Investments sold	141,408	952,237	2,465,024	20,000
Shares sold	217,483	870,154	125,256	545,841
Other assets	32,486	30,157	19,493	8,597
Total assets	454,572,542	756,782,173	140,215,090	301,545,549
Liabilities
Payable for:
Dividends	290,640	227,676	16,918	196,257
Investments purchased - regular settlement	—	—	—	111,738
Investments purchased - when-issued/delayed-delivery settlement	277,042	516,353	—	1,796,220
Shares redeemed	207,061	1,350,835	111,013	150,626
Accrued expenses:
Custodian fees	78,808	97,066	41,427	54,214
Directors fees	29,617	27,942	1,409	4,167
Management fees	189,615	302,186	62,047	127,098
Professional fees	28,236	38,024	14,670	21,009
12b-1 distribution and service fees	32,582	70,333	12,919	9,367
Other	59,472	93,239	17,539	31,034
Total liabilities	1,193,073	2,723,654	277,942	2,501,730
Net assets	$453,379,469	$754,058,519	$139,937,148	$299,043,819

Class A Shares
Net assets	$133,364,963	$268,037,816	$ 63,643,947	$ 37,787,398
Shares outstanding	12,574,497	22,143,487	5,738,680	3,552,562
Net asset value ("NAV") per share	$ 10.61	$ 12.10	$ 11.09	$ 10.64
Offering price per share (NAV per share plus maximum sales charge of 3.00%, 4.20%, 4.20% and 3.00%, respectively, of offering price)	$ 10.94	$ 12.63	$ 11.58	$ 10.97
Class C Shares
Net assets	$ 12,804,529	$ 31,573,389	$ 3,042,196	$ 3,848,007
Shares outstanding	1,215,204	2,611,117	274,851	363,823
NAV and offering price per share	$ 10.54	$ 12.09	$ 11.07	$ 10.58
Class I Shares
Net assets	$307,209,977	$454,447,314	$ 73,251,005	$257,408,414
Shares outstanding	29,093,614	37,589,938	6,593,218	24,153,229
NAV and offering price per share	$ 10.56	$ 12.09	$ 11.11	$ 10.66
Fund level net assets consist of:
Capital paid-in	$435,099,729	$728,668,762	$136,320,815	$287,098,834
Total distributable earnings	18,279,740	25,389,757	3,616,333	11,944,985
Fund level net assets	$453,379,469	$754,058,519	$139,937,148	$299,043,819
Authorized shares - per class	2 billion	2 billion	2 billion	2 billion
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2021
(Unaudited)
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Investment Income	$ 6,174,602	$10,133,634	$1,710,063	$ 3,534,488
Expenses
Management fees	1,165,177	1,834,579	353,366	770,968
12b-1 service fees - Class A Shares	135,871	275,598	63,489	37,485
12b-1 distribution and service fees - Class C Shares	66,283	161,809	15,644	20,657
12b-1 distribution and service fees - Class C1 Shares(1)	—	15	—	—
12b-1 distribution and service fees - Class C2 Shares(2)	25	49	30	61
Shareholder servicing agent fees	66,141	130,972	23,772	36,783
Interest expense	3,103	4,453	751	1,705
Custodian fees	75,613	82,698	30,658	47,609
Professional fees	24,221	30,700	14,576	18,356
Directors fees	7,490	12,147	2,060	4,888
Shareholder reporting expenses	15,515	26,134	8,952	9,534
Federal and state registration fees	8,609	12,926	18,086	9,419
Other	6,223	8,003	2,932	3,568
Total expenses	1,574,271	2,580,083	534,316	961,033
Net investment income (loss)	4,600,331	7,553,551	1,175,747	2,573,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(13,048)	44,587	98,456	(3,957)
Change in net unrealized appreciation (depreciation) of investments	(2,341,642)	(1,832,667)	(403,362)	(1,870,594)
Net realized and unrealized gain (loss)	(2,354,690)	(1,788,080)	(304,906)	(1,874,551)
Net increase (decrease) in net assets from operations	$ 2,245,641	$ 5,765,471	$ 870,841	$ 698,904

(1)	Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	Minnesota Intermediate		Minnesota
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 4,600,331	$ 9,514,406	$ 7,553,551	$ 14,403,506
Net realized gain (loss) from investments	(13,048)	18,501	44,587	304,635
Change in net unrealized appreciation (depreciation) of investments	(2,341,642)	6,638,282	(1,832,667)	17,365,371
Net increase (decrease) in net assets from operations	2,245,641	16,171,189	5,765,471	32,073,512
Distributions to Shareholders
Dividends:
Class A Shares	(1,144,440)	(2,596,023)	(2,263,712)	(5,566,512)
Class C Shares	(59,930)	(172,816)	(138,340)	(453,603)
Class C1 Shares(1)	—	(2,103)	(28)	(8,590)
Class C2 Shares(2)	(39)	(46,794)	(72)	(66,352)
Class I Shares	(2,866,800)	(6,538,066)	(4,068,875)	(8,646,743)
Decrease in net assets from distributions to shareholders	(4,071,209)	(9,355,802)	(6,471,027)	(14,741,800)
Fund Share Transactions
Proceeds from sale of shares	27,395,215	99,742,853	76,697,077	217,092,684
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,318,522	5,330,587	5,166,133	11,759,580
	29,713,737	105,073,440	81,863,210	228,852,264
Cost of shares redeemed	(33,068,960)	(59,880,920)	(60,237,228)	(104,544,474)
Net increase (decrease) in net assets from Fund share transactions	(3,355,223)	45,192,520	21,625,982	124,307,790
Net increase (decrease) in net assets	(5,180,791)	52,007,907	20,920,426	141,639,502
Net assets at the beginning of period	458,560,260	406,552,353	733,138,093	591,498,591
Net assets at the end of period	$453,379,469	$458,560,260	$754,058,519	$ 733,138,093

(1)	Class C1 Shares for Minnesota Intermediate and Nebraska closed effective January 7, 2021 and Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Nebraska		Oregon Intermediate
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 1,175,747	$ 2,175,718	$ 2,573,455	$ 4,998,610
Net realized gain (loss) from investments	98,456	(83,435)	(3,957)	(266)
Change in net unrealized appreciation (depreciation) of investments	(403,362)	1,376,975	(1,870,594)	2,170,968
Net increase (decrease) in net assets from operations	870,841	3,469,258	698,904	7,169,312
Distributions to Shareholders
Dividends:
Class A Shares	(478,695)	(977,433)	(283,084)	(544,249)
Class C Shares	(10,969)	(30,383)	(15,109)	(45,914)
Class C1 Shares(1)	—	(1,275)	—	—
Class C2 Shares(2)	(41)	(16,477)	(78)	(33,888)
Class I Shares	(607,809)	(1,149,955)	(2,229,515)	(4,645,342)
Decrease in net assets from distributions to shareholders	(1,097,514)	(2,175,523)	(2,527,786)	(5,269,393)
Fund Share Transactions
Proceeds from sale of shares	12,840,889	41,776,943	32,646,203	80,350,440
Proceeds from shares issued to shareholders due to reinvestment of distributions	996,943	1,935,242	1,352,245	2,688,706
	13,837,832	43,712,185	33,998,448	83,039,146
Cost of shares redeemed	(5,930,988)	(12,109,347)	(21,413,098)	(40,166,369)
Net increase (decrease) in net assets from Fund share transactions	7,906,844	31,602,838	12,585,350	42,872,777
Net increase (decrease) in net assets	7,680,171	32,896,573	10,756,468	44,772,696
Net assets at the beginning of period	132,256,977	99,360,404	288,287,351	243,514,655
Net assets at the end of period	$139,937,148	$132,256,977	$299,043,819	$288,287,351

(1)	Class C1 Shares for Minnesota Intermediate and Nebraska closed effective January 7, 2021 and Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Financial Highlights
Minnesota Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/94)
2022(d)	$10.65	$0.10	$(0.05)	$ 0.05	$(0.09)	$ —	$(0.09)	$10.61
2021	10.48	0.22	0.17	0.39	(0.22)	—	(0.22)	10.65
2020	10.49	0.26	0.01	0.27	(0.28)	—	(0.28)	10.48
2019	10.26	0.29	0.23	0.52	(0.29)	—	(0.29)	10.49
2018	10.46	0.29	(0.20)	0.09	(0.29)	—	(0.29)	10.26
2017	10.66	0.29	(0.20)	0.09	(0.29)	—	(0.29)	10.46
Class C (02/14)
2022(d)	10.58	0.06	(0.05)	0.01	(0.05)	—	(0.05)	10.54
2021	10.41	0.13	0.17	0.30	(0.13)	—	(0.13)	10.58
2020	10.43	0.17	—	0.17	(0.19)	—	(0.19)	10.41
2019	10.19	0.20	0.24	0.44	(0.20)	—	(0.20)	10.43
2018	10.39	0.20	(0.19)	0.01	(0.21)	—	(0.21)	10.19
2017	10.60	0.21	(0.21)	—	(0.21)	—	(0.21)	10.39
Class I (02/94)
2022(d)	10.60	0.11	(0.05)	0.06	(0.10)	—	(0.10)	10.56
2021	10.43	0.24	0.16	0.40	(0.23)	—	(0.23)	10.60
2020	10.44	0.28	0.01	0.29	(0.30)	—	(0.30)	10.43
2019	10.20	0.30	0.25	0.55	(0.31)	—	(0.31)	10.44
2018	10.40	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.20
2017	10.60	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.40

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

0.47%	$133,365	0.80%*	1.90%*	6%
3.71	138,393	0.79	2.05	6
2.57	115,325	0.80	2.43	12
5.15	93,956	0.81	2.79	20
0.92	95,506	0.81	2.78	21
0.88	90,431	0.81	2.79	16

0.08	12,805	1.60*	1.10*	6
2.91	13,672	1.59	1.25	6
1.67	13,064	1.60	1.64	12
4.42	12,274	1.61	1.99	20
0.10	14,453	1.61	1.98	21
(0.02)	13,522	1.61	2.00	16

0.56	307,210	0.60*	2.10*	6
3.90	306,289	0.59	2.25	6
2.76	273,269	0.60	2.64	12
5.47	251,853	0.61	2.99	20
1.09	257,288	0.61	2.98	21
1.06	226,491	0.61	2.99	16
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Minnesota
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (07/88)
2022(d)	$12.11	$0.12	$(0.03)	$0.09	$(0.10)	$ —	$(0.10)	$12.10
2021	11.78	0.25	0.34	0.59	(0.26)	—	(0.26)	12.11
2020	11.84	0.32	(0.04)	0.28	(0.34)	—	(0.34)	11.78
2019	11.56	0.36	0.27	0.63	(0.35)	—	(0.35)	11.84
2018	11.74	0.36	(0.17)	0.19	(0.37)	—	(0.37)	11.56
2017	12.00	0.37	(0.26)	0.11	(0.37)	—	(0.37)	11.74
Class C (02/14)
2022(d)	12.10	0.07	(0.03)	0.04	(0.05)	—	(0.05)	12.09
2021	11.77	0.15	0.34	0.49	(0.16)	—	(0.16)	12.10
2020	11.83	0.22	(0.03)	0.19	(0.25)	—	(0.25)	11.77
2019	11.55	0.27	0.27	0.54	(0.26)	—	(0.26)	11.83
2018	11.73	0.27	(0.17)	0.10	(0.28)	—	(0.28)	11.55
2017	11.98	0.27	(0.25)	0.02	(0.27)	—	(0.27)	11.73
Class I (08/97)
2022(d)	12.10	0.13	(0.03)	0.10	(0.11)	—	(0.11)	12.09
2021	11.77	0.27	0.34	0.61	(0.28)	—	(0.28)	12.10
2020	11.83	0.34	(0.03)	0.31	(0.37)	—	(0.37)	11.77
2019	11.55	0.39	0.27	0.66	(0.38)	—	(0.38)	11.83
2018	11.73	0.39	(0.17)	0.22	(0.40)	—	(0.40)	11.55
2017	11.99	0.39	(0.26)	0.13	(0.39)	—	(0.39)	11.73

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

0.74%	$268,038	0.77%*	1.93%*	3%
5.02	277,598	0.77	2.07	7
2.40	236,237	0.79	2.67	13
5.61	193,379	0.80	3.17	25
1.65	165,020	0.81	3.11	22
0.92	152,704	0.81	3.11	22

0.35	31,573	1.57*	1.13*	3
4.19	33,134	1.57	1.28	7
1.58	33,110	1.59	1.88	13
4.77	28,496	1.60	2.36	25
0.82	29,110	1.61	2.30	22
0.19	28,195	1.61	2.32	22

0.85	454,447	0.57*	2.13*	3
5.23	421,865	0.57	2.27	7
2.61	315,275	0.59	2.87	13
5.84	214,913	0.60	3.36	25
1.86	178,434	0.61	3.31	22
1.13	152,558	0.61	3.31	22

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Nebraska
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/01)
2022(d)	$11.11	$0.09	$(0.03)	$ 0.06	$(0.08)	$ —	$(0.08)	$11.09
2021	10.98	0.20	0.13	0.33	(0.20)	—	(0.20)	11.11
2020	10.77	0.25	0.23	0.48	(0.27)	—	(0.27)	10.98
2019	10.55	0.28	0.23	0.51	(0.29)	—	(0.29)	10.77
2018	10.77	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.55
2017	11.09	0.34	(0.31)	0.03	(0.35)	—	(0.35)	10.77
Class C (02/14)
2022(d)	11.08	0.05	(0.02)	0.03	(0.04)	—	(0.04)	11.07
2021	10.95	0.11	0.13	0.24	(0.11)	—	(0.11)	11.08
2020	10.75	0.16	0.22	0.38	(0.18)	—	(0.18)	10.95
2019	10.52	0.20	0.23	0.43	(0.20)	—	(0.20)	10.75
2018	10.74	0.22	(0.21)	0.01	(0.23)	—	(0.23)	10.52
2017	11.06	0.25	(0.31)	(0.06)	(0.26)	—	(0.26)	10.74
Class I (02/01)
2022(d)	11.13	0.10	(0.02)	0.08	(0.10)	—	(0.10)	11.11
2021	11.00	0.22	0.13	0.35	(0.22)	—	(0.22)	11.13
2020	10.79	0.27	0.23	0.50	(0.29)	—	(0.29)	11.00
2019	10.56	0.30	0.24	0.54	(0.31)	—	(0.31)	10.79
2018	10.78	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.56
2017	11.10	0.36	(0.31)	0.05	(0.37)	—	(0.37)	10.78

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

0.58%	$63,644	0.86%*	1.63%*	0.86%*	1.63%*	10
3.03	62,259	0.88	1.78	0.87	1.79	4
4.50	47,070	0.89	2.29	0.88	2.31	12
4.94	33,183	0.91	2.68	0.88	2.70	20
0.98	32,036	0.92	2.84	0.88	2.88	12
0.32	26,201	0.93	3.08	0.89	3.13	11

0.26	3,042	1.66*	0.83*	1.66*	0.83*	10
2.20	3,110	1.68	0.99	1.67	1.00	4
3.58	2,833	1.69	1.50	1.68	1.51	12
4.19	2,488	1.71	1.88	1.68	1.91	20
0.13	2,972	1.72	2.04	1.68	2.08	12
(0.51)	2,966	1.73	2.28	1.69	2.33	11

0.69	73,251	0.66*	1.83*	0.66*	1.83*	10
3.24	66,647	0.68	1.98	0.67	1.99	4
4.71	47,500	0.69	2.50	0.68	2.51	12
5.21	38,739	0.71	2.87	0.68	2.90	20
1.15	33,831	0.72	3.04	0.68	3.07	12
0.48	28,202	0.73	3.28	0.69	3.33	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Oregon Intermediate
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/99)
2022(d)	$10.70	$0.08	$(0.06)	$ 0.02	$(0.08)	$ —	$(0.08)	$10.64
2021	10.61	0.18	0.10	0.28	(0.19)	—	(0.19)	10.70
2020	10.40	0.21	0.21	0.42	(0.21)	—	(0.21)	10.61
2019	10.08	0.22	0.31	0.53	(0.21)	—	(0.21)	10.40
2018	10.32	0.22	(0.23)	(0.01)	(0.23)	—	(0.23)	10.08
2017	10.49	0.23	(0.17)	0.06	(0.23)	—	(0.23)	10.32
Class C (02/14)
2022(d)	10.64	0.04	(0.06)	(0.02)	(0.04)	—	(0.04)	10.58
2021	10.55	0.10	0.10	0.20	(0.11)	—	(0.11)	10.64
2020	10.34	0.12	0.22	0.34	(0.13)	—	(0.13)	10.55
2019	10.02	0.14	0.31	0.45	(0.13)	—	(0.13)	10.34
2018	10.26	0.14	(0.24)	(0.10)	(0.14)	—	(0.14)	10.02
2017	10.43	0.15	(0.17)	(0.02)	(0.15)	—	(0.15)	10.26
Class I (08/97)
2022(d)	10.72	0.09	(0.06)	0.03	(0.09)	—	(0.09)	10.66
2021	10.63	0.20	0.10	0.30	(0.21)	—	(0.21)	10.72
2020	10.42	0.23	0.21	0.44	(0.23)	—	(0.23)	10.63
2019	10.10	0.24	0.31	0.55	(0.23)	—	(0.23)	10.42
2018	10.33	0.24	(0.23)	0.01	(0.24)	—	(0.24)	10.10
2017	10.50	0.25	(0.17)	0.08	(0.25)	—	(0.25)	10.33

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

0.20%	$ 37,787	0.80%*	1.56%*	1%
2.69	35,100	0.80	1.69	4
4.07	25,357	0.81	1.97	13
5.33	29,278	0.82	2.16	18
(0.13)	37,684	0.82	2.13	13
0.61	44,776	0.81	2.24	25

(0.20)	3,848	1.60*	0.76*	1
1.88	4,473	1.60	0.90	4
3.27	4,285	1.61	1.16	13
4.49	3,262	1.62	1.35	18
(0.96)	3,075	1.62	1.33	13
(0.21)	4,066	1.61	1.44	25

0.31	257,408	0.60*	1.76*	1
2.88	248,222	0.60	1.90	4
4.24	210,368	0.61	2.16	13
5.51	199,671	0.62	2.35	18
0.14	188,385	0.62	2.33	13
0.78	160,000	0.61	2.44	25

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund ("Minnesota Intermediate"), Nuveen Minnesota Municipal Bond Fund ("Minnesota"), Nuveen Nebraska Municipal Bond Fund ("Nebraska") and Nuveen Oregon Intermediate Municipal Bond Fund ("Oregon Intermediate"), (each a "Fund" and collectively, the "Funds"), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are not subject to any sales charge. Class C1 Shares for Minnesota were not available for new accounts or for additional investment into existing accounts, but were issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge. Class C1 shares for Minnesota were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts of for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing

Notes to Financial Statements (Unaudited) (continued)
of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Minnesota Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$446,159,820	$ —	$446,159,820
Short-Term Investments*:
Municipal Bonds	—	2,000,000	—	2,000,000
Total	$ —	$448,159,820	$ —	$448,159,820

Minnesota	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$736,146,733	$ —	$736,146,733
Short-Term Investments*:
Municipal Bonds	—	9,170,000	—	9,170,000
Total	$ —	$745,316,733	$ —	$745,316,733

Nebraska	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$130,141,324	$ —	$130,141,324

Oregon Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$290,018,675	$ —	$290,018,675

*	Refer to the Fund's Portfolio of Investments for industry classifications.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Notes to Financial Statements (Unaudited) (continued)
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Purchases	$27,499,829	$63,307,585	$15,605,949	$16,455,598
Sales and maturities	28,615,745	21,513,026	12,817,768	2,150,000
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/21		Year Ended 5/31/21
Minnesota Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	744,217	$ 7,916,875	3,072,520	$ 32,699,984
Class A – automatic conversion of Class C1 Shares	—	—	10,138	106,448
Class A – automatic conversion of Class C2 Shares	19,402	206,830	—	—
Class C	85,766	907,343	250,682	2,646,027
Class C1[1]	—	—	139	1,472
Class C2[2]	—	—	85	898
Class I	1,733,160	18,364,167	6,080,484	64,288,024
Shares issued to shareholders due to reinvestment of distributions:
Class A	103,467	1,100,547	240,260	2,552,741
Class C	5,547	58,617	15,990	168,792
Class C1[1]	—	—	191	2,038
Class C2[2]	—	—	4,395	46,540
Class I	109,500	1,159,358	242,124	2,560,476
	2,801,059	29,713,737	9,917,008	105,073,440
Shares redeemed:
Class A	(1,287,183)	(13,707,953)	(1,335,077)	(14,176,703)
Class C	(168,162)	(1,777,572)	(229,288)	(2,420,120)
Class C1[1]	—	—	(45,496)	(484,628)
Class C1 – automatic conversion to Class A Shares	—	—	(10,099)	(106,448)
Class C2[2]	(1)	(6)	(397,904)	(4,209,404)
Class C2 – automatic conversion to Class A Shares	(19,457)	(206,830)	—	—
Class I	(1,639,017)	(17,376,599)	(3,637,275)	(38,483,617)
	(3,113,820)	(33,068,960)	(5,655,139)	(59,880,920)
Net increase (decrease)	(312,761)	$ (3,355,223)	4,261,869	$ 45,192,520

	Six Months Ended 11/30/21		Year Ended 5/31/21
Minnesota	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,200,522	$ 14,574,251	5,240,544	$ 63,060,524
Class A – automatic conversion of Class C1 Shares	11,868	143,298	5,764	69,803
Class A – automatic conversion of Class C2 Shares	32,754	397,963	42,328	508,666
Class C	136,768	1,656,686	453,926	5,456,594
Class C1[1]	—	—	274	3,250
Class C2[2]	—	—	64	765
Class I	4,945,901	59,924,879	12,311,907	147,993,082
Shares issued to shareholders due to reinvestment of distributions:
Class A	179,564	2,175,919	446,541	5,370,736
Class C	10,988	133,001	36,335	436,417
Class C1[1]	—	—	676	8,067
Class C2[2]	—	—	5,245	63,082
Class I	236,073	2,857,213	489,488	5,881,278
	6,754,438	81,863,210	19,033,092	228,852,264
Shares redeemed:
Class A	(2,196,650)	(26,631,112)	(2,866,394)	(34,434,785)
Class C	(274,564)	(3,325,954)	(564,704)	(6,791,683)
Class C1[1]	—	—	(107,271)	(1,281,571)
Class C1 – automatic conversion to Class A Shares	(11,862)	(143,298)	(5,793)	(69,803)
Class C2[2]	(1)	(4)	(390,056)	(4,694,777)
Class C2 – automatic conversion to Class A Shares	(32,754)	(397,963)	(42,262)	(508,666)
Class I	(2,460,373)	(29,738,897)	(4,720,058)	(56,763,189)
	(4,976,204)	(60,237,228)	(8,696,538)	(104,544,474)
Net increase (decrease)	1,778,234	$ 21,625,982	10,336,554	$ 124,307,790

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/21		Year Ended 5/31/21
Nebraska	Shares	Amount	Shares	Amount
Shares sold:
Class A	333,508	$ 3,709,479	1,596,843	$ 17,655,318
Class A – automatic conversion of Class C1 Shares	—	—	320	3,543
Class A – automatic conversion of Class C2 Shares	21,758	241,951	5,853	64,444
Class C	17,778	197,834	65,658	726,265
Class C1[1]	—	—	30	325
Class C2[2]	—	—	14	156
Class I	780,610	8,691,625	2,102,179	23,326,892
Shares issued to shareholders due to reinvestment of distributions:
Class A	42,124	467,185	85,884	951,427
Class C	991	10,969	2,744	30,333
Class C1[1]	—	—	114	1,250
Class C2[2]	—	—	1,469	16,287
Class I	46,690	518,789	84,336	935,945
	1,243,459	13,837,832	3,945,444	43,712,185
Shares redeemed:
Class A	(264,512)	(2,929,815)	(371,745)	(4,114,186)
Class C	(24,463)	(271,046)	(46,528)	(515,002)
Class C1[1]	—	—	(28,860)	(317,786)
Class C1 – automatic conversion to Class A Shares	—	—	(323)	(3,543)
Class C2[2]	(1)	(16)	(123,198)	(1,360,551)
Class C2 – automatic conversion to Class A Shares	(21,739)	(241,951)	(5,847)	(64,444)
Class I	(223,980)	(2,488,160)	(515,959)	(5,733,835)
	(534,695)	(5,930,988)	(1,092,460)	(12,109,347)
Net increase (decrease)	708,764	$ 7,906,844	2,852,984	$ 31,602,838

	Six Months Ended 11/30/21		Year Ended 5/31/21
Oregon Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	451,161	$ 4,828,901	1,106,096	$ 11,847,309
Class A – automatic conversion of Class C Shares	5,608	60,002	1,553	16,521
Class A – automatic conversion of Class C2 Shares	45,989	492,547	22,437	238,607
Class C	9,370	99,188	121,302	1,290,754
Class C2[2]	—	—	59	630
Class I	2,532,178	27,165,565	6,241,013	66,956,619
Shares issued to shareholders due to reinvestment of distributions:
Class A	23,410	249,788	44,811	478,976
Class C	1,361	14,443	4,186	44,497
Class C2[2]	—	—	3,107	33,184
Class I	101,764	1,088,014	199,043	2,132,049
	3,170,841	33,998,448	7,743,607	83,039,146
Shares redeemed:
Class A	(254,391)	(2,713,400)	(283,320)	(3,036,355)
Class C	(61,726)	(655,837)	(109,413)	(1,163,314)
Class C – automatic conversion to Class A Shares	(5,639)	(60,002)	(1,562)	(16,521)
Class C2[2]	(2)	(18)	(265,422)	(2,823,911)
Class C2 – automatic conversion to Class A Shares	(46,032)	(492,547)	(22,464)	(238,607)
Class I	(1,634,864)	(17,491,294)	(3,068,147)	(32,887,661)
	(2,002,654)	(21,413,098)	(3,750,328)	(40,166,369)
Net increase (decrease)	1,168,187	$ 12,585,350	3,993,279	$ 42,872,777

[1]	Class C1 Shares for Minnesota Intermediate and Nebraska closed effective January 7, 2021 and Class C1 Shares for Minnesota were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
[2]	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable in-

terest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Tax cost of investments	$427,066,213	$707,785,873	$124,216,085	$274,316,622
Gross unrealized:
Appreciation	$ 21,385,014	$ 38,369,917	$ 6,047,823	$ 15,916,188
Depreciation	(291,407)	(839,057)	(122,584)	(214,135)
Net unrealized appreciation (depreciation) of investments	$ 21,093,607	$ 37,530,860	$ 5,925,239	$ 15,702,053
Permanent differences, primarily due to taxable market discount and return of capital distributions, resulted in reclassifications among the Funds' components of net assets as of May 31, 2021, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds' last tax year end, were as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Undistributed net tax-exempt income[1]	$83,030	$ —	$ —	$177,210
Undistributed net ordinary income[2]	10,001	—	—	1,435
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2021 through May 31, 2021, and paid on June 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Distributions from net tax-exempt income	$9,340,338	$14,733,717	$2,172,097	$5,266,417
Distributions from net ordinary income[2]	15,464	8,083	3,426	2,976
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2021, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Not subject to expiration:
Short-term	$2,718,244	$10,003,797	$1,094,430	$3,457,065
Long-term	—	2,196,585	1,214,772	113,946
Total	$2,718,244	$12,200,382	$2,309,202	$3,571,011
During the Funds’ last tax year ended May 31, 2021, the following Funds utilized capital loss carryforwards as follows:

Notes to Financial Statements (Unaudited) (continued)
	Minnesota Intermediate	Minnesota	Oregon Intermediate
Utilized capital loss carryforwards	$19,389	$309,335	$2,652
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2021, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Minnesota Intermediate	0.1746%
Minnesota	0.1621%
Nebraska	0.1655%
Oregon Intermediate	0.1745%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of Nebraska so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed of the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. This expense limitation may be terminated or modified prior to the date listed below only with the approval of the Board.
Fund	Expense Cap	Expense Cap Expiration Date
Nebraska	0.70%	July 31, 2023
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incurred a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares incurred a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Cross-Trades	Minnesota Intermediate	Minnesota
Purchases	$1,195,505	$2,135,986
Sales	1,600,000	3,170,000
Realized gain (loss)	—	—
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Sales charges collected	$56,333	$121,753	$70,327	$38,734
Paid to financial intermediaries	53,473	115,911	63,818	37,501
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Commission advances	$52,586	$92,268	$24,485	$34,385
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
12b-1 fees retained	$11,156	$24,083	$3,242	$2,462

Notes to Financial Statements (Unaudited) (continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
CDSC retained	$3,431	$10,268	$1,305	$ —
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Minnesota Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index: A market value-weighted index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index: Contains all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index: A market value-weighted index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Nebraska Index: A market value-weighted index designed to measure the performance of the tax-exempt Nebraska municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-FTFI-1121D1972940-INV-B-01/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 4, 2022